SYMMETRY PANORAMIC US EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 60.2%
	Shares	Value
COMMUNICATION SERVICES — 5.3%
Activision Blizzard	7,117	$565,659
Alphabet, Cl A *	2,630	4,614,072
Alphabet, Cl C *	1,277	2,248,465
Altice USA, Cl A *	4,567	154,913
AT&T	44,090	1,267,588
Cable One	345	683,331
CenturyLink	28,152	294,188
Charter Communications, Cl A *	778	507,248
Comcast, Cl A	42,314	2,125,855
Discovery *	2,385	64,180
Discovery, Cl C *	5,065	121,661
DISH Network, Cl A *	2,940	105,458
Electronic Arts	3,320	424,130
Facebook, Cl A *	24,366	6,748,651
Fox	2,648	75,150
Fox	3,472	100,132
GCI Liberty *	1,489	135,678
Liberty Broadband, Cl C *	1,331	209,433
Liberty Broadband, Cl A *	231	36,214
Liberty Media -Liberty Formula One, Cl C *	2,990	124,922
Liberty Media -Liberty SiriusXM *	3,414	140,008
Liberty Media -Liberty SiriusXM *	1,491	61,042
Live Nation Entertainment *	840	55,146
Match Group *	3,252	452,711
Netflix *	1,365	669,805
New York Times, Cl A	1,127	48,360
News	5,717	100,905
News	2,934	52,255
Omnicom Group	4,571	287,973
Pinterest, Cl A *	1,408	98,588
Roku, Cl A *	205	60,182
Sirius XM Holdings	11,567	75,070
Snap, Cl A *	4,684	208,063
Spotify Technology *	1,370	399,177
Take-Two Interactive Software *	774	139,715
T-Mobile US *	6,765	899,339
Twitter *	5,812	270,316
Verizon Communications	58,308	3,522,386
ViacomCBS, Cl B	4,906	173,084
Walt Disney	7,688	1,137,901
Zillow Group, Cl C *	1,011	108,996
Zillow Group, Cl A *	377	41,602
Zynga, Cl A *	18,872	155,694
		29,765,246

1

SYMMETRY PANORAMIC US EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — 8.5%
Advance Auto Parts	1,100	$162,470
Amazon.com *	4,366	13,831,663
Aptiv	2,524	299,599
Autoliv	489	43,546
AutoNation *	7,727	473,588
AutoZone *	279	317,404
Best Buy	9,143	994,758
Booking Holdings *	303	614,620
BorgWarner	11,440	444,444
Bright Horizons Family Solutions *	1,583	269,284
Brunswick	5,479	408,953
Burlington Stores *	1,363	297,870
Caesars Entertainment *	2,739	186,581
CarMax *	2,533	236,785
Carnival	10,204	203,876
Carvana, Cl A *	134	33,528
Chegg *	962	74,968
Chewy, Cl A *	621	48,177
Chipotle Mexican Grill, Cl A *	233	300,437
Choice Hotels International	751	74,837
Darden Restaurants	2,278	245,978
Dick's Sporting Goods	6,801	386,365
Dollar General	5,098	1,114,321
Dollar Tree *	3,120	340,829
Domino's Pizza	871	341,929
DR Horton	11,616	865,392
eBay	13,462	678,889
Etsy *	2,683	431,158
Expedia Group	1,115	138,806
Floor & Decor Holdings, Cl A *	2,416	193,497
Ford Motor	41,946	380,870
Garmin	5,896	688,417
General Motors	11,955	524,107
Gentex	10,657	347,418
Genuine Parts	2,048	201,462
Hanesbrands	7,879	111,882
Hasbro	2,683	249,599
Hilton Worldwide Holdings	1,877	194,514
Home Depot	10,495	2,911,418
L Brands	8,818	342,227
Las Vegas Sands	4,389	244,511
Lear	333	47,602
Leggett & Platt	7,141	307,777
Lennar, Cl A	9,304	705,802
LKQ *	19,779	696,616
Lowe's	8,703	1,356,102
Lululemon Athletica *	1,250	462,775

2

SYMMETRY PANORAMIC US EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
Marriott International, Cl A	2,195	$278,480
McDonald's	2,878	625,792
Mohawk Industries *	1,968	247,633
Newell Brands	5,480	116,505
NIKE, Cl B	9,857	1,327,738
NVR *	106	423,701
Ollie's Bargain Outlet Holdings *	1,447	127,423
O'Reilly Automotive *	878	388,462
Penn National Gaming *	1,480	103,600
Penske Automotive Group	3,768	207,504
Polaris	3,673	352,608
Pool	1,487	514,666
PulteGroup	15,624	681,675
Qurate Retail	7,791	81,572
Ross Stores	3,754	403,630
Royal Caribbean Cruises	1,868	147,217
Service International	2,373	115,423
Skechers U.S.A., Cl A *	2,595	86,854
Starbucks	4,383	429,622
Target	9,058	1,626,182
Tempur Sealy International *	13,872	349,436
Terminix Global Holdings	1,525	74,771
Tesla *	1,442	818,479
Thor Industries	3,712	358,245
Tiffany	678	89,143
TJX	4,827	306,563
Toll Brothers	2,620	124,057
Tractor Supply	3,585	504,804
Ulta Beauty *	980	269,892
Vail Resorts	335	92,406
VF	3,767	314,168
Wayfair, Cl A *	1,793	456,067
Whirlpool	3,210	624,698
Williams-Sonoma	4,978	544,942
Wynn Resorts	834	83,817
Yum! Brands	2,040	215,832
		47,341,258

CONSUMER STAPLES — 4.1%
Altria Group	13,656	543,918
Archer-Daniels-Midland	4,946	246,162
Beyond Meat *	242	33,856
Boston Beer, Cl A *	324	301,592
Brown-Forman, Cl A	811	59,795
Brown-Forman, Cl B	3,971	320,301
Campbell Soup	7,132	356,743
Casey's General Stores	1,633	296,683

3

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NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES — continued
Church & Dwight	4,903	$430,336
Clorox	1,779	361,066
Coca-Cola	23,631	1,219,360
Colgate-Palmolive	4,095	350,696
Conagra Brands	15,042	549,936
Constellation Brands, Cl A	1,462	300,938
Costco Wholesale	4,295	1,682,652
Energizer Holdings	933	39,083
Estee Lauder, Cl A	2,730	669,723
Flowers Foods	6,286	139,486
General Mills	13,436	817,178
Hain Celestial Group *	5,231	201,393
Hershey	3,576	528,855
Hormel Foods	5,018	236,749
Ingredion	1,997	154,069
J M Smucker	1,221	143,101
Kellogg	4,310	275,452
Keurig Dr Pepper	4,822	146,830
Kimberly-Clark	3,016	420,159
Kraft Heinz	9,216	303,575
Kroger	24,672	814,176
Lamb Weston Holdings	2,419	175,087
McCormick	1,446	270,373
Mondelez International, Cl A	6,783	389,683
Monster Beverage *	5,058	428,817
Nu Skin Enterprises, Cl A	4,711	242,664
PepsiCo	10,175	1,467,540
Philip Morris International	6,790	514,343
Post Holdings *	543	51,292
Procter & Gamble	20,912	2,904,050
Spectrum Brands Holdings	1,600	106,928
Sprouts Farmers Market *	8,938	189,218
Sysco	3,290	234,544
Tyson Foods, Cl A	3,016	196,643
Walgreens Boots Alliance	8,881	337,567
Walmart	24,362	3,722,270
		23,174,882

ENERGY — 1.1%
Baker Hughes, Cl A	5,711	106,910
Cheniere Energy *	2,683	152,099
Chevron	7,944	692,558
Concho Resources	3,423	196,754
ConocoPhillips	10,993	434,883
EOG Resources	5,967	279,733
Equities	19,195	285,622
Exxon Mobil	17,988	685,882

4

SYMMETRY PANORAMIC US EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
ENERGY — continued
Halliburton	21,235	$352,289
Hess	5,346	252,224
Kinder Morgan	19,697	283,243
Marathon Petroleum	5,662	220,138
Occidental Petroleum	22,484	354,348
ONEOK	7,731	277,311
Phillips 66	3,800	230,204
Pioneer Natural Resources	1,684	169,377
Schlumberger	20,669	429,708
Valero Energy	4,179	224,705
Williams	10,560	221,549
		5,849,537

FINANCIALS — 5.4%
Aflac	6,002	263,668
Allstate	5,636	576,845
Ally Financial	8,008	237,437
American Express	3,806	451,354
American International Group	7,130	274,077
Ameriprise Financial	4,387	812,648
Aon, Cl A	2,737	560,784
Arch Capital Group *	5,966	192,075
Ares Management, Cl A	1,108	49,915
Arthur J Gallagher	1,666	192,273
Assurant	1,374	177,411
Athene Holding, Cl A *	5,252	232,926
Bank of America	33,174	934,180
Bank of New York Mellon	9,079	355,170
Bank OZK	3,480	97,301
Berkshire Hathaway, Cl B *	8,287	1,896,977
BlackRock, Cl A	1,270	886,904
Blackstone Group, Cl A	3,114	185,439
Brown & Brown	4,375	197,006
Capital One Financial	3,974	340,333
Cboe Global Markets	1,683	153,692
Charles Schwab	14,050	685,359
Chubb	1,920	283,834
Cincinnati Financial	2,364	180,491
Citigroup	8,857	487,755
Citizens Financial Group	7,759	253,409
CME Group, Cl A	1,526	267,096
CNA Financial	896	30,921
Commerce Bancshares	1,435	94,653
Discover Financial Services	3,141	239,250
East West Bancorp	14,249	608,717
Equitable Holdings	6,605	167,635
Erie Indemnity, Cl A	1,441	325,104

5

SYMMETRY PANORAMIC US EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Everest Re Group	587	$133,443
FactSet Research Systems	625	208,600
Fidelity National Financial	9,168	329,956
Fifth Third Bancorp	6,198	157,057
First American Financial	1,494	72,369
First Citizens BancShares, Cl A	180	95,146
First Republic Bank	1,491	193,174
Globe Life	2,177	202,679
Goldman Sachs Group	1,390	320,506
Hartford Financial Services Group	3,671	162,258
Huntington Bancshares	13,524	163,370
Intercontinental Exchange	1,464	154,467
Jefferies Financial Group	1,907	43,346
JPMorgan Chase	21,954	2,587,938
KeyCorp	12,700	196,342
KKR	2,812	106,659
Loews	4,122	172,753
M&T Bank	1,521	177,181
Markel *	120	116,860
MarketAxess Holdings	1,001	539,719
Marsh & McLennan	5,190	594,982
MetLife	7,898	364,651
Moody's	923	260,600
Morgan Stanley	22,164	1,370,400
Morningstar	40	8,004
MSCI, Cl A	566	231,732
Nasdaq	2,677	342,629
Northern Trust	2,133	198,625
PNC Financial Services Group	1,806	249,354
Primerica	836	108,906
Principal Financial Group	4,035	200,903
Progressive	6,608	575,623
Prosperity Bancshares	3,720	233,728
Prudential Financial	3,417	258,393
Raymond James Financial	1,826	166,075
Regions Financial	57,028	870,818
RenaissanceRe Holdings	1,410	232,142
S&P Global	1,228	431,986
SEI Investments	3,004	158,461
Signature Bank NY	507	56,880
State Street	8,242	580,896
SVB Financial Group *	1,699	585,917
Synchrony Financial	5,791	176,452
T Rowe Price Group	5,434	779,290
Tradeweb Markets, Cl A	1,316	78,499
Travelers	2,595	336,442
Truist Financial	5,733	266,126

6

SYMMETRY PANORAMIC US EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
US Bancorp	5,768	$249,235
Virtu Financial, Cl A	1,773	40,407
Wells Fargo	16,652	455,432
Western Alliance Bancorp	13,632	698,913
Willis Towers Watson	638	132,825
WR Berkley	3,834	249,708
		30,371,496

HEALTH CARE — 7.7%
Abbott Laboratories	7,149	773,665
AbbVie	24,779	2,591,388
ABIOMED *	833	228,325
ACADIA Pharmaceuticals *	3,470	196,610
Agilent Technologies	2,087	243,970
Alexion Pharmaceuticals *	1,907	232,864
Align Technology *	1,237	595,356
Alnylam Pharmaceuticals *	673	87,429
Amedisys *	473	115,786
AmerisourceBergen, Cl A	5,811	599,172
Amgen	4,304	955,660
Anthem	3,237	1,008,390
Baxter International	6,363	484,033
Becton Dickinson and	1,165	273,589
Biogen *	2,414	579,770
BioMarin Pharmaceutical *	1,333	104,907
Bio-Rad Laboratories, Cl A *	802	431,877
Bio-Techne	614	186,232
Boston Scientific *	6,319	209,475
Bristol-Myers Squibb	10,235	638,664
Bruker	2,500	126,525
Cardinal Health	5,863	320,061
Catalent *	1,113	107,004
Centene *	8,847	545,418
Cerner	5,526	413,566
Charles River Laboratories International *	1,344	315,195
Chemed	678	324,254
Cigna	4,289	897,001
Cooper	384	128,724
CVS Health	12,223	828,597
Danaher	5,019	1,127,418
DaVita *	6,443	707,764
DENTSPLY SIRONA	3,211	163,408
DexCom *	725	231,768
Edwards Lifesciences *	4,098	343,781
Elanco Animal Health *	4,020	122,972
Eli Lilly	4,328	630,373
Exact Sciences *	871	105,443

7

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NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Exelixis *	3,037	$58,189
Gilead Sciences	9,698	588,378
Guardant Health *	961	116,396
HCA Healthcare	4,997	750,100
Henry Schein *	5,077	326,502
Hill-Rom Holdings	518	49,137
Hologic *	2,504	173,102
Horizon Therapeutics *	9,010	634,574
Humana	2,442	978,070
IDEXX Laboratories *	1,101	507,539
Illumina *	509	163,944
Incyte *	1,269	107,281
Insulet *	201	51,800
Intuitive Surgical *	386	280,255
IQVIA Holdings *	1,664	281,199
Jazz Pharmaceuticals *	876	123,262
Johnson & Johnson	17,273	2,499,058
Laboratory Corp of America Holdings *	1,179	235,611
Masimo *	1,488	378,681
McKesson	4,599	827,406
Medtronic	8,810	1,001,697
Merck	14,673	1,179,562
Mettler-Toledo International *	275	316,261
Mirati Therapeutics *	223	53,041
Moderna *	2,289	349,622
Molina Healthcare *	3,086	629,945
Neurocrine Biosciences *	1,443	136,998
Novocure *	391	49,129
PerkinElmer	1,621	215,593
Pfizer	24,652	944,418
Quest Diagnostics	4,724	585,682
Quidel *	1,651	322,028
Regeneron Pharmaceuticals *	956	493,325
Repligen *	508	96,352
ResMed	3,294	690,422
Sarepta Therapeutics *	759	106,913
Seagen *	673	114,619
STERIS	1,863	361,068
Stryker	864	201,658
Teladoc Health *	1,436	285,434
Teleflex	543	207,833
Thermo Fisher Scientific	2,307	1,072,709
United Therapeutics *	2,123	281,595
UnitedHealth Group	10,374	3,489,191
Universal Health Services, Cl B	2,104	274,740
Varian Medical Systems *	372	64,721
Veeva Systems, Cl A *	753	208,483

8

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NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Vertex Pharmaceuticals *	907	$206,569
Viatris, Cl W *	9,712	163,356
Waters *	838	194,425
West Pharmaceutical Services	1,832	504,093
Zimmer Biomet Holdings	2,303	343,423
Zoetis, Cl A	5,330	854,825
		43,106,648

INDUSTRIALS — 7.8%
3M	5,569	961,934
A O Smith	4,804	270,513
ADT	5,679	44,126
AECOM *	1,309	67,924
AGCO	2,549	235,808
Air Lease, Cl A	1,766	64,583
Allegion	3,953	450,800
AMERCO	274	113,499
AMETEK	3,144	372,658
Armstrong World Industries	1,500	115,590
Axon Enterprise *	491	61,714
Boeing	2,074	437,013
BWX Technologies	1,132	64,388
Carlisle	1,424	206,238
Carrier Global	5,862	223,166
Caterpillar	4,853	842,432
CH Robinson Worldwide	3,062	287,736
Cintas	2,339	831,047
Colfax *	5,378	194,038
Copart *	5,835	673,651
CoreLogic	2,193	169,957
CoStar Group *	625	569,106
CSX	5,342	481,047
Cummins	4,563	1,054,829
Curtiss-Wright	428	49,331
Deere	2,159	564,838
Delta Air Lines	5,889	237,032
Donaldson	931	49,566
Dover	5,892	719,001
Eaton	9,142	1,107,188
Emerson Electric	12,360	949,495
Equifax	822	137,192
Expeditors International of Washington	3,414	305,109
Fastenal	15,950	788,728
FedEx	2,894	829,363
Fortive	2,477	173,712
Fortune Brands Home & Security	6,679	557,697
Gates Industrial *	10,684	137,610

9

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NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Generac Holdings *	2,496	$538,138
General Dynamics	2,495	372,628
General Electric	37,239	379,093
Graco	2,579	174,701
HD Supply Holdings *	2,085	116,301
HEICO	933	115,300
HEICO, Cl A	711	78,743
Honeywell International	3,597	733,500
Howmet Aerospace	8,692	203,915
Hubbell, Cl B	2,808	453,745
IDEX	1,364	263,457
IHS Markit	4,969	494,217
Illinois Tool Works	3,570	753,591
Ingersoll Rand *	8,696	384,972
ITT	3,419	248,322
Jacobs Engineering Group	4,605	496,603
JB Hunt Transport Services	4,452	602,267
Johnson Controls International	10,922	502,849
Kansas City Southern	2,448	455,744
Knight-Swift Transportation Holdings, Cl A	5,978	246,832
L3Harris Technologies	1,881	361,133
Landstar System	2,190	287,810
Lennox International	518	149,096
Lincoln Electric Holdings	367	42,205
Lockheed Martin	1,266	462,090
ManpowerGroup	554	48,004
Masco	11,096	595,522
MSC Industrial Direct, Cl A	3,867	322,198
Nordson	1,452	295,932
Norfolk Southern	2,226	527,606
Northrop Grumman	1,228	371,175
Old Dominion Freight Line	3,488	709,320
Oshkosh	2,565	206,482
Otis Worldwide	2,931	196,201
Owens Corning	4,700	342,489
PACCAR	8,884	773,441
Parker-Hannifin	3,168	846,680
Pentair	7,752	401,709
Quanta Services	5,645	385,779
Raytheon Technologies	6,499	466,108
Regal Beloit	2,843	338,431
Republic Services, Cl A	7,538	729,075
Robert Half International	3,425	219,817
Rockwell Automation	2,006	512,653
Rollins	2,674	152,899
Roper Technologies	445	190,015
Schneider National, Cl B	13,269	277,322

10

SYMMETRY PANORAMIC US EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Snap-on	2,059	$362,075
Southwest Airlines	6,046	280,172
Stanley Black & Decker	1,414	260,614
Sunrun *	1,227	78,626
Teledyne Technologies *	1,503	568,044
Textron	3,351	151,130
Timken	6,472	475,304
Toro	3,393	307,779
Trane Technologies	7,682	1,123,416
TransDigm Group	367	212,563
TransUnion	3,277	298,502
Trex *	1,679	125,623
Trinity Industries	2,621	59,890
Union Pacific	5,202	1,061,624
United Airlines Holdings *	5,458	245,883
United Parcel Service, Cl B	7,809	1,335,886
United Rentals *	4,350	987,363
Verisk Analytics, Cl A	2,559	507,475
Wabtec	2,797	205,020
Waste Management	3,241	386,100
Watsco	1,051	238,955
WW Grainger	1,402	586,457
XPO Logistics *	4,255	453,923
Xylem	3,101	297,603
		43,835,796

INFORMATION TECHNOLOGY — 16.5%
2U *	2,764	89,305
Accenture, Cl A	7,567	1,884,864
Adobe *	3,841	1,837,803
Advanced Micro Devices *	3,633	336,634
Akamai Technologies *	3,181	329,265
Amdocs	3,501	230,401
Amphenol, Cl A	2,885	377,387
Analog Devices	1,488	206,951
Anaplan *	541	37,865
ANSYS *	1,503	508,104
Apple	164,274	19,556,820
Applied Materials	15,719	1,296,503
Arista Networks *	662	179,203
Arrow Electronics *	2,061	188,891
Aspen Technology *	2,154	289,605
Atlassian, Cl A *	541	121,752
Autodesk *	1,205	337,677
Automatic Data Processing	4,151	721,776
Avalara *	3,491	599,579
Black Knight *	1,366	125,153

11

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NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Booz Allen Hamilton Holding, Cl A	7,744	$672,102
Broadcom	1,877	753,766
Broadridge Financial Solutions	2,917	428,449
CACI International, Cl A *	520	123,391
Cadence Design Systems *	3,559	413,912
CDW	4,640	605,474
Ceridian HCM Holding *	1,426	137,495
Ciena *	3,920	175,616
Cirrus Logic *	1,749	140,095
Cisco Systems	22,922	986,105
Citrix Systems	836	103,597
Cognex	3,456	259,684
Cognizant Technology Solutions, Cl A	7,872	615,039
Corning	6,629	248,057
Coupa Software *	1,131	371,997
Cree *	1,341	121,213
Dell Technologies, Cl C *	957	66,062
DocuSign, Cl A *	1,748	398,334
Dropbox, Cl A *	4,271	85,292
Dynatrace *	2,718	103,338
Elastic *	434	53,729
Enphase Energy *	2,701	368,875
Entegris	8,222	761,522
EPAM Systems *	1,035	333,612
Fair Isaac *	1,181	558,353
Fastly, Cl A *	699	59,254
Fidelity National Information Services	2,636	391,209
First Solar *	2,123	198,352
Fiserv *	2,422	278,966
Five9 *	253	39,266
FleetCor Technologies *	1,056	280,062
Fortinet *	2,350	289,591
Gartner *	1,553	236,056
Genpact	881	35,813
Global Payments	1,273	248,477
Globant *	400	75,472
GoDaddy, Cl A *	2,258	179,601
Guidewire Software *	1,211	148,323
Hewlett Packard Enterprise	18,906	208,722
HP	9,296	203,861
HubSpot *	313	123,425
Intel	56,006	2,707,890
International Business Machines	10,333	1,276,332
Intuit	1,509	531,198
IPG Photonics *	772	159,812
Jabil	5,757	220,032
Jack Henry & Associates	2,276	366,117

12

SYMMETRY PANORAMIC US EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Keysight Technologies *	5,333	$640,173
KLA	4,363	1,099,345
Lam Research	3,135	1,419,089
Leidos Holdings	5,381	541,867
Lumentum Holdings *	4,197	362,537
Manhattan Associates *	1,257	128,516
Marvell Technology Group	4,925	227,978
Mastercard, Cl A	4,491	1,511,266
Maxim Integrated Products	1,819	151,050
Microchip Technology	2,692	361,778
Micron Technology *	12,515	802,086
Microsoft	65,854	14,097,366
MKS Instruments	2,037	281,065
MongoDB, Cl A *	114	32,753
Monolithic Power Systems	1,080	345,557
Motorola Solutions	1,813	310,984
NetApp	1,536	81,884
NortonLifeLock	17,213	313,793
Nuance Communications *	12,651	545,638
NVIDIA	5,902	3,163,826
Okta, Cl A *	503	123,255
ON Semiconductor *	6,356	182,735
Oracle	14,381	830,071
Palo Alto Networks *	186	54,669
Paychex	4,525	421,504
Paycom Software *	690	287,785
Paylocity Holding *	364	71,562
PayPal Holdings *	7,716	1,652,150
Pegasystems	622	81,407
PTC *	1,123	121,116
Qorvo *	4,719	739,373
QUALCOMM	15,046	2,214,320
RingCentral, Cl A *	509	151,198
salesforce.com *	2,112	519,130
Seagate Technology	4,961	291,756
ServiceNow *	634	338,905
Skyworks Solutions	4,795	676,910
Slack Technologies, Cl A *	1,869	80,143
SolarEdge Technologies *	2,138	594,321
Splunk *	1,011	206,426
Square, Cl A *	287	60,546
SS&C Technologies Holdings	2,241	154,382
SYNNEX	2,601	416,966
Synopsys *	3,437	781,918
TE Connectivity	2,425	276,377
Teradyne	9,185	1,013,473
Texas Instruments	7,471	1,204,699

13

SYMMETRY PANORAMIC US EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Trade Desk, Cl A *	344	$309,968
Trimble *	5,825	348,743
Twilio, Cl A *	801	256,392
Tyler Technologies *	233	99,631
Ubiquiti	1,565	388,292
Universal Display	1,023	234,308
VeriSign *	1,429	286,829
Visa, Cl A	10,049	2,113,807
VMware, Cl A *	393	54,977
Vontier *	990	32,838
Western Digital	4,446	199,537
Western Union	7,679	173,238
Workday, Cl A *	304	68,336
Xilinx	2,362	343,789
Zebra Technologies, Cl A *	1,254	474,539
Zendesk *	1,398	186,633
Zoom Video Communications, Cl A *	143	68,405
Zscaler *	722	112,452
		92,116,840

MATERIALS — 2.6%
Air Products & Chemicals	3,482	975,447
Albemarle	4,132	561,828
Amcor	28,573	323,732
AptarGroup	1,434	181,143
Ardagh Group, Cl A	3,018	53,660
Avery Dennison	1,614	241,035
Ball	5,182	497,524
Berry Global Group *	3,728	197,584
Celanese, Cl A	2,139	276,637
Chemours	17,084	415,654
Corteva	7,696	294,911
Crown Holdings *	7,956	749,853
Dow	9,316	493,841
DuPont de Nemours	3,122	198,060
Eastman Chemical	6,743	656,768
Ecolab	2,227	494,728
Element Solutions	4,689	64,755
FMC	3,215	372,972
Freeport-McMoRan	19,064	445,907
Graphic Packaging Holding	5,617	86,052
International Flavors & Fragrances	931	104,365
International Paper	5,853	289,606
Linde	2,765	709,001
LyondellBasell Industries, Cl A	5,793	492,984
Martin Marietta Materials	531	141,049
Newmont	11,274	663,137

14

SYMMETRY PANORAMIC US EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — continued
Nucor	2,948	$158,308
Packaging Corp of America	3,028	393,640
PPG Industries	3,223	473,040
Reliance Steel & Aluminum	3,380	398,164
Royal Gold	1,841	203,375
RPM International	4,567	401,942
Scotts Miracle-Gro	4,235	744,386
Sherwin-Williams	1,444	1,079,578
Silgan Holdings	1,512	51,106
Southern Copper	1,684	99,979
Steel Dynamics	1,206	43,669
Valvoline	12,540	285,787
Vulcan Materials	1,187	165,765
Westlake Chemical	1,500	112,725
Westrock	4,381	184,922
		14,778,619

REAL ESTATE — 0.1%
CBRE Group, Cl A *	6,825	417,281
Life Storage ‡	393	43,120
Medical Properties Trust ‡	6,876	133,394
Sun Communities ‡	935	129,965
		723,760

UTILITIES — 1.1%
AES	9,004	184,042
Alliant Energy	1,852	97,415
Ameren	1,670	129,893
American Electric Power	2,485	210,952
American Water Works	1,526	234,058
Atmos Energy	1,670	160,136
Avangrid	659	30,670
CenterPoint Energy	7,375	171,026
CMS Energy	3,010	185,235
Consolidated Edison	2,264	172,630
Dominion Energy	3,249	255,014
DTE Energy	1,300	163,553
Duke Energy	2,844	263,525
Edison International	717	43,995
Entergy	1,355	147,492
Essential Utilities	3,319	150,284
Evergy	3,068	169,998
Eversource Energy	2,319	202,936
Exelon	6,592	270,733
FirstEnergy	3,669	97,449
NextEra Energy	10,148	746,791

15

SYMMETRY PANORAMIC US EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
UTILITIES — continued
NiSource	5,185	$125,477
NRG Energy	1,400	45,850
PG&E *	11,383	144,564
Pinnacle West Capital	1,524	124,739
PPL	5,203	147,869
Public Service Enterprise Group	3,423	199,493
Sempra Energy	1,958	249,606
Southern	4,088	244,667
Vistra	10,870	203,051
WEC Energy Group	2,135	202,718
Xcel Energy	4,460	300,426
		6,076,287

Total Common Stock
(Cost $281,160,916)		337,140,369
REGISTERED INVESTMENT COMPANIES — 38.1%
EQUITY FUNDS — 38.1%
DFA Real Estate Securities Portfolio, Cl I	782,553	29,392,686
DFA US Large Cap Equity Portfolio, Cl I	1,197,876	26,784,505
DFA US Small Cap Portfolio, Cl I	798,904	28,552,824
DFA US Small Cap Value Portfolio, Cl I	579,244	18,669,044
DFA US Targeted Value Portfolio, Cl I	1,755,203	38,649,566
iShares MSCI USA Min Vol Factor ETF	789,448	52,616,709
Vanguard Small-Cap Value ETF	93,082	12,471,126
Vanguard U.S. Quality Factor ETF	54,079	5,068,284
Vanguard U.S. Value Factor ETF	20,000	1,479,014
Total Registered Investment Companies
(Cost $165,624,261)		213,683,758
SHORT-TERM INVESTMENT — 1.6%
DWS Government Money Market Series, Institutional Shares, 0.030% (A)
(Cost $8,777,823)	8,777,823	8,777,823
Total Investments — 99.9%
(Cost $455,563,000)		$559,601,950

A list of the open futures contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
S&P 500 Index E-MINI	16	Dec-2020	$2,660,072	$2,898,560	$238,488

16

SYMMETRY PANORAMIC US EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

A list of open total return swap agreements held by the Fund at November 30, 2020 is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation
ReFlow	SPUSX NAV	SOFR +25 BPS	SPUSX	Annually	02/22/2021	USD	4,340,246	$412,273	$412,273

Percentages are based on Net Assets of $560,282,298.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of November 30, 2020.

BPS — Basis Points

Cl — Class

ETF — Exchange-Traded Fund

MIN — Minimun

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor's

SOFR — Secured Overnight Financing Rate

SPUSX — Symmetry Panoramic US Equity Fund

USD — United States Dollar

VOL — Volatility

The following table summarizes the inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$213,683,758	$–	$–	$213,683,758
Common Stock	337,140,369	–	–	337,140,369
Short-Term Investment	8,777,823	–	–	8,777,823
Total Investments in Securities	$559,601,950	$–	$–	$559,601,950

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Appreciation	$238,488	$–	$–	$238,488
Total Return Swap^
Unrealized Appreciation	–	412,273	–	412,273
Total Other Financial Instruments	$238,488	$412,273	$–	$650,761

^	Futures contracts and swap contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as "—" are $0.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

17

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 64.9%
	Shares	Value
EQUITY FUNDS — 64.9%
Avantis Emerging Markets Equity ETF	292,272	$16,940,085
Avantis International Equity ETF	95,664	5,210,818
Avantis International Small Cap Value ETF	136,493	7,258,698
DFA Emerging Markets Portfolio, Cl I	873,343	26,523,435
DFA Emerging Markets Small Cap Portfolio, Cl I	591,923	13,063,746
DFA Emerging Markets Targeted Value Portfolio, Cl I	231,975	2,544,763
DFA International High Relative Profitability Portfolio, Cl I	1,208,834	14,397,208
DFA International Real Estate Securities, Cl I	4,719,274	20,198,491
DFA International Small Cap Growth Portfolio, Cl I	112,315	1,854,321
DFA International Small Cap Value Portfolio, Cl I	765,443	13,862,179
DFA International Value Portfolio, Cl I	930,477	15,017,896
DFA Large Capital International Portfolio, Cl I	1,119,310	26,762,706
iShares MSCI EAFE Min Vol Factor ETF	238,569	16,998,041
iShares MSCI Emerging Markets Min Vol Factor ETF	179,655	10,617,610
Schwab International Small-Capital Equity ETF	74,825	2,680,980
Total Registered Investment Companies
(Cost $165,729,409)		193,930,977
COMMON STOCK — 32.1%
AUSTRALIA — 0.7%
BlueScope Steel	2,357	29,325
Brambles	4,954	40,070
Coca-Cola Amatil	11,042	102,578
Coles Group	18,867	248,149
CSL	780	170,798
Evolution Mining	29,416	107,267
Fortescue Metals Group	30,993	412,912
Magellan Financial Group	2,103	91,328
Northern Star Resources	5,229	48,478
REA Group	1,089	116,684
Sonic Healthcare	4,916	118,441
Wesfarmers	7,479	271,442
Woolworths Group	7,238	196,463
		1,953,935
BELGIUM — 0.1%
Etablissements Franz Colruyt	901	53,809
UCB	868	92,916
		146,725
BRAZIL — 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,569	13,023

1

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
BRAZIL — continued
Cia Paranaense de Energia ADR	6,762	$86,418
JBS	15,200	65,681
Raia Drogasil	9,500	46,211
Sul America	8,150	64,608
TIM ADR	5,228	65,507
WEG	20,700	287,004
		628,452
CANADA — 1.6%
Agnico Eagle Mines	839	54,984
Alimentation Couche-Tard, Cl B	8,020	266,345
B2Gold	27,781	154,874
BCE	527	22,846
Canadian Imperial Bank of Commerce	3,888	327,757
Canadian National Railway	2,667	279,288
Canadian Pacific Railway	1,360	439,374
Canadian Tire, Cl A	1,780	227,479
CGI, Cl A *	292	21,564
CI Financial	5,476	71,765
Constellation Software	28	34,675
Dollarama	803	32,869
Empire	1,696	46,412
First Quantum Minerals	7,784	110,464
Franco-Nevada	367	48,851
George Weston	887	65,642
Hydro One	1,413	32,967
Intact Financial	1,902	212,783
Kinross Gold	34,628	246,638
Loblaw	722	35,691
Magna International	471	28,883
Metro, Cl A	3,523	161,840
National Bank of Canada	6,172	341,891
Open Text	420	18,540
Pan American Silver	3,573	105,151
Ritchie Bros Auctioneers	2,001	143,924
Royal Bank of Canada	7,204	588,324
Sun Life Financial	5,631	250,050
Wheaton Precious Metals	1,709	65,968
WSP Global	1,891	140,438
Yamana Gold	18,754	97,907
		4,676,184
CHINA — 0.7%
Agricultural Bank of China, Cl A	35,800	17,869
Anhui Conch Cement, Cl A	4,300	36,828
Bank of Beijing, Cl A	31,100	23,043
Bank of China, Cl A	32,800	16,442
Bank of Communications, Cl A	25,400	18,165
Bank of Ningbo, Cl A	4,608	25,776
Bank of Shanghai, Cl A	15,700	19,250
Baoshan Iron & Steel, Cl A	18,500	17,458
BOE Technology Group, Cl A	56,500	46,326
BYD, Cl A	2,200	57,437
China Everbright Bank, Cl A	35,600	23,481
China Fortune Land Development, Cl A	6,760	15,272
China International Travel Service, Cl A	1,900	55,661
China Merchants Bank, Cl A	7,100	47,550

2

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
China Merchants Securities, Cl A *	9,800	$32,671
China Merchants Shekou Industrial Zone Holdings, Cl A	10,900	24,273
China Minsheng Banking, Cl A	28,800	23,190
China Pacific Insurance Group, Cl A	2,700	15,843
China Petroleum & Chemical, Cl A	25,000	15,894
China Railway Construction, Cl A	14,700	19,166
China Shipbuilding Industry, Cl A	29,000	19,111
China State Construction Engineering, Cl A	24,300	20,018
China United Network Communications, Cl A	21,300	15,817
China Vanke, Cl A	7,800	36,263
China Yangtze Power, Cl A	19,600	59,901
CITIC Securities, Cl A	11,000	50,327
CRRC, Cl A	15,500	13,311
Daqin Railway, Cl A	15,100	15,558
Foshan Haitian Flavouring & Food, Cl A	2,280	55,107
Gree Electric Appliances of Zhuhai, Cl A	2,500	25,251
Guotai Junan Securities, Cl A	10,200	28,962
Haier Smart Home, Cl A	7,342	30,001
Haitong Securities, Cl A	14,000	28,650
Hangzhou Hikvision Digital Technology, Cl A	10,835	75,002
Huatai Securities, Cl A	9,200	26,939
Huaxia Bank, Cl A	24,900	24,702
Industrial & Commercial Bank of China, Cl A	19,500	15,738
Industrial Bank, Cl A	7,200	22,968
Inner Mongolia Yili Industrial Group, Cl A	4,400	25,231
Jiangsu Hengrui Medicine, Cl A	4,920	64,197
Jiangsu Yanghe Brewery Joint-Stock, Cl A	1,200	32,375
Kweichow Moutai, Cl A	500	129,744
Luxshare Precision Industry, Cl A	10,769	83,950
Luzhou Laojiao, Cl A	1,900	52,913
Midea Group, Cl A	2,800	36,856
NARI Technology, Cl A	7,100	25,461
New China Life Insurance, Cl A	2,700	25,089
PetroChina, Cl A	21,900	14,046
Ping An Bank, Cl A	9,600	28,705
Ping An Insurance Group of China, Cl A	4,400	59,981
Poly Developments and Holdings Group, Cl A	11,900	31,025
SAIC Motor, Cl A	5,600	22,591
Sany Heavy Industry, Cl A	13,100	61,231
Shanghai Pudong Development Bank, Cl A	12,100	18,482
Shenwan Hongyuan Group, Cl A	24,800	20,356
Suning.com, Cl A	11,399	15,849
Tsingtao Brewery, Cl H	10,000	97,156
Wuliangye Yibin, Cl A	1,500	57,697
Yonghui Superstores, Cl A	9,400	11,136
		2,029,292
DENMARK — 0.7%
AP Moller - Maersk, Cl B	91	186,520
Carlsberg, Cl B	123	18,321
Chr Hansen Holding	294	28,486
Coloplast, Cl B	121	18,058
Danske Bank	12,421	204,797
DSV Panalpina	1,754	276,183
GN Store Nord	396	32,337
Novo Nordisk, Cl B	8,142	545,434

3

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
DENMARK — continued
Novozymes, Cl B	1,957	$111,623
Orsted	161	28,826
Pandora	2,855	284,873
Tryg	2,819	81,642
Vestas Wind Systems	1,001	203,948
		2,021,048
FINLAND — 0.5%
Elisa	2,122	114,049
Kone, Cl B	3,815	320,262
Neste	6,667	448,258
Orion, Cl B	1,099	51,809
Stora Enso, Cl R	16,309	276,559
UPM-Kymmene	4,729	156,333
		1,367,270
FRANCE — 1.2%
Air Liquide	2,719	447,433
Arkema	1,571	183,397
Atos	529	48,757
Bouygues	4,455	177,333
Capgemini	162	22,607
Cie de Saint-Gobain	663	31,702
Cie Generale des Etablissements Michelin SCA	747	93,173
Dassault Systemes	377	69,594
Edenred	474	27,052
EssilorLuxottica	971	141,642
Eurofins Scientific	1,070	87,356
Gecina ‡	706	107,628
Hermes International	135	131,790
Iliad	687	139,711
Kering	58	41,806
L'Oreal	162	59,206
LVMH Moet Hennessy Louis Vuitton	119	68,509
Sanofi	6,353	640,755
Sartorius Stedim Biotech	651	236,583
Schneider Electric	4,005	565,509
STMicroelectronics	5,702	223,736
Teleperformance	348	116,642
		3,661,921
GERMANY — 1.3%
adidas	60	19,067
Allianz	345	81,025
Bayer	859	49,439
Brenntag	3,426	261,433
Carl Zeiss Meditec	1,014	135,040
Delivery Hero *	282	34,452
Deutsche Boerse	408	67,930
Deutsche Post	10,107	491,806
Evonik Industries	5,610	169,272
Fresenius Medical Care & KGaA	1,016	85,917
GEA Group	4,633	158,357
Hannover Rueck	1,586	265,429
Infineon Technologies	3,462	122,389
KION Group	2,043	156,808

4

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
GERMANY — continued
Knorr-Bremse	199	$25,456
LANXESS	1,753	122,221
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	343	95,070
Nemetschek	1,708	135,431
Puma	399	39,566
Siemens	6,130	824,907
Siemens Energy *	2,099	62,475
Symrise, Cl A	822	103,501
Telefonica Deutschland Holding	18,113	50,061
United Internet	4,241	170,439
Volkswagen	132	24,456
Zalando *	695	70,901
		3,822,848
HONG KONG — 4.7%
Agile Group Holdings	22,000	31,891
Agricultural Bank of China, Cl H	954,000	361,595
Anhui Conch Cement, Cl H	43,500	278,325
ANTA Sports Products	5,000	68,215
AviChina Industry & Technology, Cl H	59,000	36,097
Bank of China, Cl H	383,000	135,321
BYD, Cl H	10,000	234,646
BYD Electronic International	32,500	161,499
China Communications Services, Cl H	146,000	78,141
China Construction Bank, Cl H	937,000	734,936
China Everbright Bank, Cl H	236,000	91,974
China Hongqiao Group	119,000	104,181
China Lesso Group Holdings	98,000	175,113
China Literature *	6,200	47,226
China Longyuan Power Group, Cl H	127,000	107,034
China Merchants Bank, Cl H	121,500	768,717
China Minsheng Banking, Cl H	184,500	101,872
China Mobile	52,500	312,418
China National Building Material, Cl H	154,000	202,084
China Overseas Land & Investment	12,500	30,425
China Overseas Property Holdings	35,000	22,921
China Resources Beer Holdings	2,000	14,794
China Resources Cement Holdings	114,000	142,033
China Resources Gas Group	4,000	19,274
China Resources Land	60,000	260,246
China Shenhua Energy, Cl H	136,500	263,268
China Unicom Hong Kong	42,000	25,209
China Vanke, Cl H	6,700	25,455
China Yuhua Education	18,000	16,994
CIFI Holdings Group	178,000	154,009
Country Garden Holdings	31,000	40,968
Country Garden Services Holdings	35,000	196,469
CSPC Pharmaceutical Group	44,800	43,857
Dali Foods Group	43,000	26,725
ENN Energy Holdings	3,600	47,471
Far East Horizon	70,000	74,835
Fosun International	23,500	33,966
Geely Automobile Holdings	41,000	114,365
Great Wall Motor, Cl H	181,500	368,127
Haitian International Holdings	29,000	79,000
Hang Lung Properties	8,000	19,890

5

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
Hansoh Pharmaceutical Group *	12,000	$57,943
Industrial & Commercial Bank of China, Cl H	887,000	562,871
Innovent Biologics *	13,000	85,988
Kaisa Group Holdings	118,000	62,277
Kingboard Holdings	29,500	112,709
Kingboard Laminates Holdings	93,000	150,790
Kingdee International Software Group	44,000	154,243
KWG Group Holdings	100,500	137,700
KWG Living Group Holdings *	50,250	39,036
Lee & Man Paper Manufacturing	34,000	27,676
Li Ning	58,500	317,984
Logan Property Holdings	86,000	144,705
Longfor Group Holdings	41,500	272,241
Meituan Dianping, Cl B *	30,200	1,135,403
Nine Dragons Paper Holdings	113,000	148,732
PICC Property & Casualty, Cl H	36,000	29,739
Ping An Healthcare and Technology *	3,800	46,819
Ping An Insurance Group of China, Cl H	1,500	17,624
Postal Savings Bank of China, Cl H	95,000	53,718
Seazen Group	14,000	12,404
Shandong Weigao Group Medical Polymer, Cl H	88,000	182,433
Shanghai Fosun Pharmaceutical Group, Cl H	3,000	12,686
Shimao Property Holdings	45,000	167,936
Sinotruk Hong Kong	37,500	93,432
Sun Hung Kai Properties	2,000	26,648
Sunac China Holdings	3,000	11,508
Sunac Services Holdings *	96	148
Techtronic Industries	10,000	128,286
Tencent Holdings	35,300	2,574,114
Tingyi Cayman Islands Holding	62,000	104,593
Uni-President China Holdings	20,000	18,077
Vinda International Holdings	4,000	11,444
Weichai Power, Cl H	112,000	229,046
WH Group	167,500	136,859
Wharf Real Estate Investment	5,000	23,268
Xiaomi, Cl B *	51,200	175,581
Xinyi Solar Holdings	60,000	111,163
Yanzhou Coal Mining, Cl H	24,000	19,823
Yihai International Holding	16,000	187,885
Yuzhou Properties	44,000	17,523
Zhongsheng Group Holdings	29,000	219,154
Zoomlion Heavy Industry Science and Technology	75,000	78,447
		14,152,242
HUNGARY — 0.0%
OTP Bank Nyrt	1,193	47,170
Richter Gedeon Nyrt	3,082	73,075
		120,245
INDONESIA — 0.1%
Adaro Energy	1,548,200	151,677
Charoen Pokphand Indonesia	136,300	58,362
Indah Kiat Pulp & Paper	76,900	47,188
Indofood Sukses Makmur	176,300	88,402

6

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDONESIA — continued
United Tractors	23,100	$37,613
		383,242
ITALY — 0.4%
DiaSorin	637	134,490
Enel	58,524	586,199
Ferrari	859	182,677
FinecoBank Banca Fineco	7,772	122,156
Prysmian	4,988	163,390
Recordati	899	47,889
Terna Rete Elettrica Nazionale	11,972	89,636
		1,326,437
JAPAN — 7.4%
ABC-Mart	1,500	77,463
Acom	6,300	30,189
Advantest	3,700	257,630
Aisin Seiki	2,800	82,300
Ajinomoto	6,000	125,115
Asahi Intecc	700	25,503
Astellas Pharma	12,300	173,834
Bandai Namco Holdings	2,700	245,180
Brother Industries	8,800	166,770
Calbee	1,600	47,170
Casio Computer	6,000	107,261
Chiba Bank	27,500	154,713
Chugai Pharmaceutical	7,600	365,978
Cosmos Pharmaceutical	1,000	172,267
Dai Nippon Printing	3,900	72,385
Daiichi Sankyo	11,700	413,094
Daikin Industries	1,600	361,977
Denso	1,500	70,484
Disco	700	221,626
Eisai	2,600	195,793
Fuji Electric	600	21,023
FUJIFILM Holdings	3,700	198,217
Fujitsu	2,600	358,629
Hamamatsu Photonics	700	39,001
Hikari Tsushin	600	143,169
Hino Motors	4,300	36,876
Hirose Electric	200	28,055
Hisamitsu Pharmaceutical	1,100	64,258
Hitachi	4,300	161,497
Hitachi Metals	3,900	56,628
Honda Motor	15,900	432,115
Hoshizaki	1,000	98,298
Hoya	3,800	504,591
Hulic	6,500	65,332
ITOCHU	12,100	317,574
Itochu Techno-Solutions	3,400	120,030
Japan Airport Terminal	700	40,283
JSR	7,300	201,052
Kakaku.com	2,000	55,603
Kamigumi	1,400	24,012
Kansai Electric Power	1,700	15,518
Kansai Paint	800	24,093
Kao	400	29,833

7

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
KDDI	11,600	$331,653
Keihan Holdings	2,300	107,586
Keyence	800	406,327
Kobayashi Pharmaceutical	400	47,920
Kobe Bussan	1,200	41,830
Kurita Water Industries	1,600	58,628
Kyocera	1,300	73,605
Kyowa Hakko Kirin	2,000	54,272
Lawson	400	17,987
Lion	1,200	28,356
M3	5,400	496,916
Makita	2,800	142,851
Maruichi Steel Tube	1,100	22,946
MEIJI Holdings	600	42,346
Mercari *	900	40,914
Minebea Mitsumi	8,400	172,349
Mitsubishi Electric	20,100	292,660
Mitsubishi Gas Chemical	10,100	212,358
Mitsubishi UFJ Financial Group	22,300	94,490
Mitsubishi UFJ Lease & Finance	11,800	53,628
Mitsui	6,000	101,456
Miura	500	26,198
MonotaRO	2,900	176,680
Murata Manufacturing	6,600	572,801
Nabtesco	2,900	119,235
Nexon	8,700	261,032
NGK Insulators	4,100	64,753
NH Foods	900	38,171
Nidec	200	25,273
Nintendo	1,000	568,848
Nippon Paint Holdings	600	76,458
Nippon Telegraph & Telephone	15,700	367,495
Nissan Chemical	900	53,717
Nissin Foods Holdings	400	32,894
Nitori Holdings	1,200	254,779
Nitto Denko	2,200	180,799
Nomura Holdings	48,700	242,054
Nomura Real Estate Holdings	3,400	72,846
Nomura Research Institute	7,800	263,407
Obayashi	8,500	74,535
Obic	200	44,700
Oji Holdings	6,700	30,138
Olympus	15,500	334,347
Omron	3,200	287,665
Ono Pharmaceutical	6,800	214,844
Oracle Japan	800	88,734
Oriental Land	200	33,861
ORIX	15,600	229,559
Osaka Gas	4,000	76,532
Otsuka	2,600	125,960
Otsuka Holdings	4,100	165,434
Pan Pacific International Holdings	5,500	129,199
Panasonic	27,300	288,518
Recruit Holdings	1,800	76,080
Renesas Electronics *	9,400	83,377
Rinnai	1,400	162,279
Rohm	900	74,945

8

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Santen Pharmaceutical	5,300	$87,742
SCSK	500	29,614
Secom	800	79,483
Sekisui Chemical	9,400	161,397
Sekisui House	5,100	91,278
Seven & i Holdings	4,800	151,338
SG Holdings	3,400	101,592
Shimadzu	600	21,498
Shimano	400	94,361
Shimizu	16,900	127,180
Shin-Etsu Chemical	3,600	585,913
SMC	600	379,045
Sohgo Security Services	1,600	85,056
Sompo Holdings	1,100	42,086
Sony	9,500	880,594
Square Enix Holdings	2,700	164,584
Stanley Electric	2,500	72,997
SUMCO	6,400	129,425
Sumitomo Electric Industries	6,400	72,777
Sumitomo Metal Mining	2,700	99,173
Sumitomo Mitsui Financial Group	1,900	54,648
Sumitomo Mitsui Trust Holdings	2,100	61,038
Sundrug	3,800	158,907
Sysmex	900	93,995
Taiheiyo Cement	900	24,009
Taisei	1,600	56,203
Taiyo Nippon Sanso	2,500	41,379
TDK	1,100	153,670
Teijin	3,300	56,052
Terumo	4,200	166,054
Toho Gas	1,400	91,271
Tokio Marine Holdings	2,600	128,718
Tokyo Electron	1,300	439,439
Toppan Printing	4,900	66,289
Tosoh	7,200	112,922
Toyo Suisan Kaisha	1,800	88,151
Toyoda Gosei	4,500	121,585
Toyota Industries	2,200	158,345
Toyota Motor	6,200	413,512
Trend Micro	400	21,566
Tsuruha Holdings	1,000	145,582
Unicharm	3,400	164,343
Welcia Holdings	4,800	192,985
Yamada Denki	19,300	91,454
Yamaha	600	33,960
Yamato Holdings	2,400	60,198
Z Holdings	41,500	258,805
		22,073,857
MALAYSIA — 0.3%
Hartalega Holdings	59,400	211,457
Kossan Rubber Industries	49,900	76,938
Petronas Gas	6,700	29,745
QL Resources	36,300	56,614
RHB Bank	10,300	12,978
Sime Darby	202,400	114,996
Supermax *	45,600	103,257

9

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
MALAYSIA — continued
Telekom Malaysia	63,100	$78,042
Top Glove	66,500	116,183
		800,210
MEXICO — 0.2%
America Movil ADR, Cl L	12,305	183,221
Arca Continental	7,700	37,829
Gruma, Cl B	6,835	75,549
Grupo Mexico	24,500	89,101
Kimberly-Clark de Mexico, Cl A	16,314	25,863
Wal-Mart de Mexico	49,300	129,774
		541,337
NETHERLANDS — 0.6%
Adyen *	99	189,352
ASML Holding	2,000	872,941
Koninklijke Ahold Delhaize	7,707	220,910
Koninklijke DSM	888	145,725
Koninklijke Philips	373	19,301
Koninklijke Vopak	1,462	76,865
NN Group	2,945	119,765
Randstad	2,542	157,351
Wolters Kluwer	1,455	122,043
		1,924,253
NORWAY — 0.1%
Gjensidige Forsikring	3,248	71,017
Orkla	10,695	102,582
Schibsted, Cl B	962	35,044
Yara International	910	36,934
		245,577
PERU — 0.1%
Southern Copper	7,241	429,898
PHILIPPINES — 0.1%
Globe Telecom	3,690	149,367
PLDT	5,135	140,238
		289,605
POLAND — 0.1%
CD Projekt *	681	70,972
Cyfrowy Polsat	3,962	28,228
Dino Polska *	283	19,043
KGHM Polska Miedz	3,001	119,593
Orange Polska *	49,341	83,386
Polskie Gornictwo Naftowe i Gazownictwo	43,388	55,447
		376,669
SINGAPORE — 0.1%
Ascendas Real Estate Investment Trust ‡	19,500	43,161
Mapletree Commercial Trust ‡	25,300	38,239
Venture	6,300	88,183
Wilmar International	63,300	198,781
		368,364

10

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA — 0.4%
Anglo American Platinum	2,463	$179,155
AngloGold Ashanti ADR	4,189	90,776
Aspen Pharmacare Holdings	1,620	12,947
Clicks Group	1,889	28,672
FirstRand	6,672	19,618
Gold Fields ADR	9,778	85,166
Impala Platinum Holdings	8,342	87,677
Kumba Iron Ore	3,864	132,527
Momentum Metropolitan Holdings	132,942	133,121
Sibanye Stillwater	68,981	229,800
Vodacom Group	15,673	124,623
		1,124,082
SOUTH KOREA — 2.6%
Amorepacific	409	66,112
Celltrion *	163	50,222
Celltrion Pharm *	383	65,769
CJ	2,013	143,922
CJ CheilJedang	362	118,751
DB Insurance	1,339	53,146
E-MART	499	69,540
GS Retail	567	17,278
Hana Financial Group	1,957	59,442
Hankook Tire	2,094	61,766
Hanon Systems	2,992	40,699
Hanwha	4,959	115,617
Hanwha Solutions	3,562	153,675
Hyundai Glovis	427	68,735
Hyundai Marine & Fire Insurance	2,339	46,965
Hyundai Mobis	251	55,284
Hyundai Motor	444	72,965
Kakao	124	41,284
KB Financial Group	4,476	182,021
Kia Motors	5,045	264,081
KMW *	1,533	102,205
Korea Investment Holdings	498	33,430
Korea Zinc	321	110,130
Kumho Petrochemical	1,423	178,369
LG	951	60,414
LG Chemical	481	348,827
LG Electronics	2,299	177,851
LG Innotek	1,132	159,028
Lotte Chemical	96	24,506
Mirae Asset Daewoo	11,221	96,335
NAVER	1,516	381,214
NCSoft	263	192,711
Orion	1,451	155,390
POSCO	573	120,847
Posco International	6,072	73,018
S-1, Cl 1	644	45,769
Samsung Card	3,077	91,899
Samsung Electro-Mechanics	1,155	163,147
Samsung Electronics	49,395	2,980,899
Samsung Engineering *	1,742	21,485
Samsung Securities	1,240	44,211
Seegene	522	89,367
SK Holdings	255	48,804

11

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
SK Hynix	2,985	$263,137
SK Telecom	182	39,143
Yuhan	1,758	102,503
		7,851,913
SPAIN — 0.3%
CaixaBank	122,741	316,428
Enagas	2,896	70,276
Iberdrola	41,598	566,309
Industria de Diseno Textil	1,078	35,937
		988,950
SWEDEN — 1.3%
Alfa Laval	5,971	151,118
Assa Abloy, Cl B	3,854	91,772
Atlas Copco, Cl A	10,110	509,739
Boliden	6,040	209,247
Epiroc, Cl A	4,719	78,515
Equities	1,898	42,444
Essity, Cl B	2,231	70,858
Hennes & Mauritz, Cl B	5,237	111,524
Hexagon, Cl B	1,346	112,232
Husqvarna, Cl B	5,418	57,852
Investor, Cl B	2,793	193,369
L E Lundbergforetagen, Cl B	2,653	135,553
Nibe Industrier, Cl B	6,310	178,299
Nordea Bank Abp *	6,487	55,703
Sandvik	13,059	294,281
Skandinaviska Enskilda Banken, Cl A	15,724	166,075
Skanska, Cl B	2,816	67,105
SKF, Cl B	10,252	251,309
Svenska Cellulosa SCA, Cl B	2,539	41,130
Svenska Handelsbanken, Cl A	20,415	207,730
Swedbank	8,743	158,371
Swedish Match	1,315	106,209
Tele2, Cl B	4,405	56,825
Telefonaktiebolaget LM Ericsson, Cl B	12,950	158,771
Volvo, Cl B	18,051	410,998
		3,917,029
SWITZERLAND — 1.6%
Baloise Holding	261	45,041
Banque Cantonale Vaudoise	575	59,576
Chocoladefabriken Lindt & Spruengli	5	42,759
EMS-Chemie Holding	88	80,556
Geberit	196	118,807
Givaudan	84	344,826
Kuehne + Nagel International	1,107	252,542
LafargeHolcim	3,462	182,975
Logitech International	1,285	115,718
Lonza Group	195	122,406
Nestle	6,083	681,114
Novartis	584	52,810
Partners Group Holding	42	45,384
Roche Holding	4,796	1,578,072
Sika	797	203,985
Sonova Holding	421	104,655

12

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — continued
Straumann Holding	19	$21,826
Swiss Life Holding	127	56,810
Swisscom	169	89,529
Zurich Insurance Group	1,088	439,919
		4,639,310
TAIWAN — 3.1%
Accton Technology	19,000	159,347
Acer	39,000	31,710
Advantech	9,898	106,224
Airtac International Group	1,000	29,181
ASE Technology Holding	49,000	131,578
Asia Cement	92,000	139,365
Asustek Computer	8,000	69,889
Cathay Financial Holding	67,000	94,761
Chailease Holding	24,034	131,990
Chang Hwa Commercial Bank	139,796	87,012
Chicony Electronics	9,000	26,913
China Life Insurance	26,500	21,061
Compal Electronics	18,000	12,179
CTBC Financial Holding	75,000	50,273
Delta Electronics	8,000	63,092
E.Sun Financial Holding	221,569	194,977
Eclat Textile	3,000	41,971
Feng TAY Enterprise	4,680	30,023
First Financial Holding	53,989	40,292
Fubon Financial Holding	52,000	80,622
Giant Manufacturing	9,000	89,075
Globalwafers	8,000	156,764
Hon Hai Precision Industry	81,000	233,421
Hotai Motor	6,000	134,636
Hua Nan Financial Holdings	86,459	54,934
Innolux	94,000	33,296
Inventec	70,000	57,185
Lite-On Technology	70,000	118,077
MediaTek	22,000	543,702
Mega Financial Holding	54,000	53,767
Micro-Star International	39,000	171,240
Nien Made Enterprise	2,000	23,560
Novatek Microelectronics	27,000	283,399
Pegatron	37,000	84,730
Phison Electronics	7,000	79,283
Powertech Technology	15,000	48,576
Quanta Computer	44,000	118,772
Realtek Semiconductor	22,000	286,766
Shin Kong Financial Holding	267,872	80,725
SinoPac Financial Holdings	246,000	95,659
Standard Foods	17,000	37,157
Synnex Technology International	54,000	84,364
Taishin Financial Holding	182,117	85,094
Taiwan Business Bank	211,522	73,768
Taiwan Cement	116,523	175,112
Taiwan Cooperative Financial Holding	159,135	113,009
Taiwan Semiconductor Manufacturing ADR	30,962	3,003,933
United Microelectronics	310,000	446,661
Vanguard International Semiconductor	29,000	106,991
Walsin Technology	9,000	61,497

13

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Win Semiconductors	6,000	$70,375
Wistron	146,000	152,887
Wiwynn *	6,000	143,537
Yuanta Financial Holding	177,840	118,899
Zhen Ding Technology Holding	50,000	216,952
		9,180,263
THAILAND — 0.0%
Advanced Info Service NVDR	6,200	36,014
PTT Exploration & Production NVDR	4,900	15,520
Srisawad NVDR	13,900	26,665
		78,199
TURKEY — 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii	13,180	35,368
BIM Birlesik Magazalar	10,164	91,209
Eregli Demir ve Celik Fabrikalari	73,712	103,861
Ford Otomotiv Sanayi	11,329	156,702
Turkcell Iletisim Hizmetleri	12,712	24,126
		411,266
UNITED KINGDOM — 1.5%
Admiral Group	6,148	233,547
Anglo American	9,271	273,902
Antofagasta	7,299	121,178
Ashtead Group	6,149	260,177
AstraZeneca	5,994	625,553
Auto Trader Group	4,696	35,202
BAE Systems	17,928	119,553
Berkeley Group Holdings	2,812	173,834
Bunzl	5,281	165,954
Croda International	450	35,671
Direct Line Insurance Group	20,769	81,710
Experian	5,901	208,998
GVC Holdings	8,748	120,423
Halma	5,137	151,967
Hikma Pharmaceuticals	5,444	189,539
JD Sports Fashion	16,394	169,161
Kingfisher	46,240	168,112
Legal & General Group	75,485	253,259
National Grid	1,467	16,551
Next	816	71,325
Persimmon	6,805	241,502
Rentokil Initial	20,780	138,007
Rio Tinto	8,538	552,094
Sage Group	3,061	24,809
Spirax-Sarco Engineering	369	54,999
SSE	1,149	20,391
United Utilities Group	2,190	26,325
Wm Morrison Supermarkets	14,686	35,309
		4,569,052
Total Common Stock
(Cost $72,429,718)		96,099,675

14

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

PREFERRED STOCK — 0.0%
	Shares	Value
BRAZIL — 0.0%
Lojas Americanas (1)	8,300	$35,865
(Cost $25,893)		35,865

RIGHTS — 0.0%
	Number Of Rights
Ascendas Real Estate Investment Trust, Expires 12/01/2020 *	721	5
China Resources Land, Expires 12/01/2020 *	642	—
KWG Group Holdings #*	2,233	—
Shimao Property Holdings #*	738	1,114
Total Rights
(Cost $–)		1,119
SHORT-TERM INVESTMENT — 2.7%
DWS Government Money Market Series, Institutional Shares, 0.030% (A)
(Cost $7,984,826)	7,984,826	7,984,826
Total Investments — 99.7%
(Cost $246,169,846)		$298,052,462

A list of the open futures contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	3	Dec-2020	$280,101	$304,950	$24,849
MSCI Emerging Markets	20	Dec-2020	1,108,982	1,202,300	93,318
S&P TSX 60 Index	3	Dec-2020	431,609	472,673	30,425
SGX Nifty 50	140	Jan-2021	3,651,037	3,638,040	(12,997)
			$5,471,729	$5,617,963	$135,595

A list of open total return swap agreements held by the Fund at November 30, 2020, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation
ReFlow	SPILX NAV	SOFR +35 BPS	SPILX	Annually	02/22/2021	USD	2,489,249	$179,069	$179,069

Percentages are based on Net Assets of $298,927,272.

‡	Real Estate Investment Trust
*	Non-income producing security.
#	Expiration date not available.
(1)	Rate is not available
(A)	The rate reported is the 7-day effective yield as of November 30, 2020.

15

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

ADR — American Depositary Receipt

BPS — Basis Points

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

MIN — Minimum

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

S&P— Standard & Poor’s

SGX — Singapore Exchange

SOFR — Secured Overnight Financing Rate

SPILX — Symmetry Panoramic International Equity Fund

TSX — Toronto Stock Exchange

USD — United States Dollar

VOL — Volatility

The following table summarizes the inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$193,930,977	$–	$–	$193,930,977
Common Stock
Australia	–	1,953,935	–	1,953,935
Belgium	–	146,725	–	146,725
Brazil	628,452	–	–	628,452
Canada	4,676,184	–	–	4,676,184
China	–	2,029,292	–	2,029,292
Denmark	–	2,021,048	–	2,021,048
Finland	–	1,367,270	–	1,367,270
France	–	3,661,921	–	3,661,921
Germany	–	3,822,848	–	3,822,848
Hong Kong	–	14,152,242	–	14,152,242
Hungary	–	120,245	–	120,245
Indonesia	–	383,242	–	383,242
Italy	–	1,326,437	–	1,326,437
Japan	–	22,073,857	–	22,073,857
Malaysia	–	800,210	–	800,210
Mexico	541,337	–	–	541,337
Netherlands	–	1,924,253	–	1,924,253
Norway	–	245,577	–	245,577
Peru	429,898	–	–	429,898
Philippines	–	289,605	–	289,605
Poland	–	376,669	–	376,669
Singapore	–	368,364	–	368,364
South Africa	175,942	948,140	–	1,124,082
South Korea	–	7,851,913	–	7,851,913
Spain	–	988,950	–	988,950
Sweden	–	3,917,029	–	3,917,029
Switzerland	–	4,639,310	–	4,639,310
Taiwan	3,003,933	6,176,330	–	9,180,263
Thailand	–	78,199	–	78,199
Turkey	–	411,266	–	411,266
United Kingdom	–	4,569,052	–	4,569,052
Total Common Stock	9,455,746	86,643,929	–	96,099,675
Preferred Stock
Brazil	35,865	–	–	35,865
Rights	1,119	–	–	1,119
Short-Term Investment	7,984,826	–	–	7,984,826
Total Investments in Securities	$211,408,533	$86,643,929	$–	$298,052,462

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Appreciation	$148,592	$–	$–	$148,592
Unrealized Depreciation	(12,997)	–	–	(12,997)
Total Return Swap^
Unrealized Appreciation	–	179,069	–	179,069
Total Other Financial Instruments	$135,595	$179,069	$–	$314,664

^	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

16

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

Amounts designated as "—" are $0.

For the period ended November 30, 2020, there were no transfers in or out Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

17

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 52.0%
	Shares	Value
AUSTRALIA — 0.3%
BlueScope Steel	1,841	$22,905
Brambles	4,044	32,710
Coca-Cola Amatil	10,246	95,183
Coles Group	11,324	148,939
CSL	450	98,537
Evolution Mining	20,024	73,019
Fortescue Metals Group	24,313	323,916
Magellan Financial Group	1,944	84,423
Northern Star Resources	3,621	33,570
REA Group	734	78,646
Sonic Healthcare	4,145	99,865
Wesfarmers	6,233	226,219
Woolworths Group	5,584	151,568
		1,469,500
AUSTRIA — 0.0%
Verbund	222	15,601
BELGIUM — 0.0%
UCB	511	54,700
BRAZIL — 0.1%
Cia Paranaense de Energia ADR *	4,937	63,095
JBS	11,000	47,532
Raia Drogasil	9,000	43,779
Sul America	6,112	48,452
TIM ADR *	5,867	73,513
WEG	14,900	206,587
		482,958
CANADA — 0.7%
Agnico Eagle Mines	575	37,682
Alimentation Couche-Tard, Cl B	6,348	210,818
B2Gold	21,108	117,673
BCE	1,146	49,680
Canadian Imperial Bank of Commerce	2,927	246,745
Canadian National Railway	2,325	243,474
Canadian Pacific Railway	1,156	373,468
Canadian Tire, Cl A	1,369	174,954
CGI, Cl A *	253	18,684
CI Financial	4,582	60,049
Constellation Software	22	27,244
Dollarama	718	29,390
Empire	1,438	39,352
First Quantum Minerals	6,725	95,435
Franco-Nevada	261	34,742
George Weston	512	37,890
Hydro One	1,426	33,270
Intact Financial	1,593	178,214
Kinross Gold	27,269	194,224
Loblaw	715	35,345
Magna International	271	16,618
Metro, Cl A	2,358	108,322
National Bank of Canada	4,302	238,304
Pan American Silver	3,132	92,173
Quebecor, Cl B	512	12,750

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
CANADA — continued
Ritchie Bros Auctioneers	1,583	$113,859
Royal Bank of Canada	5,925	483,873
Sun Life Financial	4,065	180,510
Wheaton Precious Metals	1,224	47,247
WSP Global	1,366	101,448
Yamana Gold	13,112	68,453
		3,701,890
CHINA — 0.3%
Agricultural Bank of China, Cl A	31,800	15,872
Anhui Conch Cement, Cl A	3,288	28,161
Bank of Beijing, Cl A	26,800	19,857
Bank of China, Cl A	31,200	15,640
Bank of Communications, Cl A	23,300	16,663
Bank of Ningbo, Cl A	2,400	13,425
Bank of Shanghai, Cl A	12,297	15,078
Baoshan Iron & Steel, Cl A	13,800	13,022
BOE Technology Group, Cl A	37,000	30,338
BYD, Cl A	1,700	44,383
China Everbright Bank, Cl A	30,400	20,051
China Fortune Land Development, Cl A	5,070	11,454
China International Travel Service, Cl A	1,900	55,661
China Merchants Bank, Cl A	5,100	34,156
China Merchants Securities, Cl A	5,500	18,336
China Merchants Shekou Industrial Zone Holdings, Cl A	8,400	18,706
China Minsheng Banking, Cl A	24,100	19,406
China Pacific Insurance Group, Cl A	1,900	11,149
China Petroleum & Chemical, Cl A *	19,200	12,207
China Railway Construction, Cl A	8,500	11,083
China Shipbuilding Industry, Cl A *	23,100	15,223
China State Construction Engineering, Cl A	14,000	11,533
China United Network Communications, Cl A	11,800	8,763
China Vanke, Cl A	6,100	28,359
China Yangtze Power, Cl A	27,400	83,740
CITIC Securities, Cl A	7,000	32,026
CRRC, Cl A	11,000	9,447
Daqin Railway, Cl A	12,600	12,982
Foshan Haitian Flavouring & Food, Cl A	1,800	43,506
Gree Electric Appliances of Zhuhai, Cl A	1,900	19,191
Guotai Junan Securities, Cl A	5,377	15,268
Haier Smart Home, Cl A	5,441	22,233
Haitong Securities, Cl A	8,300	16,985
Hangzhou Hikvision Digital Technology, Cl A	6,307	43,659
Huatai Securities, Cl A	5,700	16,690
Huaxia Bank, Cl A	20,800	20,635
Industrial & Commercial Bank of China, Cl A	16,300	13,155
Industrial Bank, Cl A	5,400	17,226
Inner Mongolia Yili Industrial Group, Cl A	3,200	18,350
Jiangsu Hengrui Medicine, Cl A	3,600	46,973
Jiangsu Yanghe Brewery Joint-Stock, Cl A	900	24,281
Kweichow Moutai, Cl A	400	103,795
Luxshare Precision Industry, Cl A	7,415	57,804
Luzhou Laojiao, Cl A	1,900	52,913
Midea Group, Cl A	2,100	27,642
NARI Technology, Cl A	5,400	19,364
New China Life Insurance, Cl A	2,100	19,514

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
PetroChina, Cl A	16,800	$10,775
Ping An Bank, Cl A	7,000	20,931
Ping An Insurance Group of China, Cl A	3,200	43,623
Poly Developments and Holdings Group, Cl A	9,100	23,725
SAIC Motor, Cl A	3,100	12,506
Sany Heavy Industry, Cl A	12,400	57,959
Shanghai Pudong Development Bank, Cl A	10,000	15,274
Shenwan Hongyuan Group, Cl A	19,500	16,006
Suning.com, Cl A	8,900	12,375
Tsingtao Brewery, Cl H	8,000	77,725
Wuliangye Yibin, Cl A	600	23,079
Yonghui Superstores, Cl A	10,200	12,084
		1,551,967
DENMARK — 0.3%
Ambu, Cl B	465	15,602
AP Moller - Maersk, Cl B	78	159,875
Carlsberg, Cl B	97	14,448
Chr Hansen Holding *	143	13,855
Coloplast, Cl B	96	14,327
Danske Bank *	11,252	185,523
DSV Panalpina	1,211	190,683
GN Store Nord	494	40,340
Novo Nordisk, Cl B	5,272	353,172
Novozymes, Cl B	1,289	73,522
Orsted	235	42,076
Pandora *	2,206	220,116
Tryg	2,346	67,943
Vestas Wind Systems	859	175,016
		1,566,498
FINLAND — 0.2%
Elisa	2,327	125,067
Kone, Cl B	2,776	233,040
Neste	4,701	316,073
Orion, Cl B	579	27,295
Stora Enso, Cl R	12,373	209,814
UPM-Kymmene	3,245	107,274
		1,018,563
FRANCE — 0.5%
Air Liquide	2,192	360,711
Arkema	1,130	131,915
Atos *	277	25,531
Bouygues	3,110	123,795
Cie Generale des Etablissements Michelin SCA	542	67,603
Dassault Systemes	244	45,042
Edenred	407	23,228
EssilorLuxottica *	589	85,919
Eurofins Scientific *	690	56,332
Gecina ‡	501	76,376
Hermes International	98	95,669
Iliad	338	68,737
Kering	49	35,319
Legrand	668	56,900
L'Oreal	155	56,648

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
FRANCE — continued
LVMH Moet Hennessy Louis Vuitton	89	$51,238
Sanofi	5,014	505,705
Sartorius Stedim Biotech	458	166,444
Schneider Electric	3,162	446,477
STMicroelectronics	4,306	168,959
Suez	3,585	69,001
Teleperformance	298	99,883
		2,817,432
GERMANY — 0.5%
adidas *	47	14,936
Allianz	157	36,872
Bayer	476	27,396
Brenntag	2,945	224,729
Carl Zeiss Meditec	737	98,151
Delivery Hero *	201	24,556
Deutsche Boerse	247	41,125
Deutsche Post	7,541	366,945
Evonik Industries	4,598	138,736
Fresenius Medical Care & KGaA	499	42,198
GEA Group	3,811	130,261
Hannover Rueck	1,261	211,038
Infineon Technologies	2,180	77,067
KION Group	1,693	129,944
Knorr-Bremse	125	15,990
LANXESS	1,426	99,422
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	229	63,473
Nemetschek	1,284	101,811
Puma *	269	26,675
RWE	433	17,918
Siemens	4,500	605,560
Siemens Energy *	582	17,323
Symrise, Cl A	632	79,577
Telefonica Deutschland Holding	8,918	24,648
United Internet	2,959	118,917
Zalando *	679	69,269
		2,804,537
HONG KONG — 2.0%
Agile Group Holdings	22,000	31,891
Agricultural Bank of China, Cl H	914,000	346,434
Anhui Conch Cement, Cl H	31,000	198,346
ANTA Sports Products	3,000	40,929
AviChina Industry & Technology, Cl H	48,000	29,367
Bank of China, Cl H	260,000	91,863
BYD, Cl H	7,500	175,984
BYD Electronic International	25,000	124,230
China Communications Services, Cl H	100,000	53,521
China Construction Bank, Cl H	724,000	567,870
China Everbright Bank, Cl H	242,000	94,312
China Hongqiao Group	94,000	82,294
China Lesso Group Holdings	76,000	135,802
China Literature *	4,800	36,562
China Longyuan Power Group, Cl H	87,000	73,322
China Merchants Bank, Cl H	94,000	594,728
China Minsheng Banking, Cl H	53,000	29,264

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
China Mobile	36,000	$214,230
China National Building Material, Cl H	116,000	152,219
China Overseas Property Holdings	35,000	22,921
China Resources Beer Holdings	2,000	14,794
China Resources Cement Holdings	86,000	107,148
China Resources Gas Group	4,000	19,274
China Resources Land	46,000	199,522
China Shenhua Energy, Cl H	113,500	218,908
China Unicom Hong Kong	28,000	16,806
China Yuhua Education	16,000	15,106
CIFI Holdings Group	134,000	115,939
Country Garden Holdings	34,000	44,933
Country Garden Services Holdings	27,000	151,561
CSPC Pharmaceutical Group	32,640	31,953
Dali Foods Group	34,500	21,442
ENN Energy Holdings	2,900	38,241
Far East Horizon	33,000	35,279
Fosun International	22,000	31,798
Geely Automobile Holdings	32,000	89,261
Great Wall Motor, Cl H	140,000	283,954
Haitian International Holdings	24,000	65,379
Hang Lung Properties	6,000	14,918
Hansoh Pharmaceutical Group *	10,000	48,286
Industrial & Commercial Bank of China, Cl H	654,000	415,014
Innovent Biologics *	9,500	62,838
Kaisa Group Holdings	92,000	48,555
Kingboard Holdings	21,500	82,144
Kingboard Laminates Holdings	58,000	94,041
Kingdee International Software Group	34,000	119,188
KWG Group Holdings	77,000	105,501
KWG Living Group Holdings *	38,500	29,908
Lee & Man Paper Manufacturing	30,000	24,420
Li Ning	45,000	244,603
Logan Property Holdings	68,000	114,418
Longfor Group Holdings	32,000	209,921
Meituan Dianping, Cl B *	23,200	872,230
Nine Dragons Paper Holdings	79,000	103,981
PICC Property & Casualty, Cl H	30,000	24,783
Ping An Healthcare and Technology *	5,300	65,301
Ping An Insurance Group of China, Cl H	1,000	11,750
Seazen Group	14,000	12,404
Shandong Weigao Group Medical Polymer, Cl H	68,000	140,971
Shanghai Fosun Pharmaceutical Group, Cl H	2,500	10,572
Shenzhen International Holdings	5,000	8,238
Shimao Property Holdings	34,500	128,751
Sinotruk Hong Kong	25,500	63,534
Sun Hung Kai Properties	1,000	13,324
Techtronic Industries	6,500	83,386
Tencent Holdings	26,900	1,961,577
Tingyi Cayman Islands Holding	50,000	84,349
Uni-President China Holdings	18,000	16,269
Vinda International Holdings	7,000	20,028
Weichai Power, Cl H	86,000	175,875
WH Group	113,500	92,737
Xiaomi, Cl B *	43,800	150,204
Xinyi Solar Holdings	46,000	85,225

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
Yanzhou Coal Mining, Cl H	22,000	$18,171
Yihai International Holding	12,000	140,914
Yuexiu Property	76,000	15,803
Yuzhou Properties	60,000	23,895
Zhongsheng Group Holdings	22,500	170,033
Zoomlion Heavy Industry Science and Technology	81,600	85,350
		10,790,797
HUNGARY — 0.0%
OTP Bank Nyrt *	573	22,656
Richter Gedeon Nyrt	1,771	41,991
		64,647
INDONESIA — 0.1%
Adaro Energy	1,122,100	109,932
Charoen Pokphand Indonesia	93,300	39,950
Indah Kiat Pulp & Paper	56,500	34,670
Indofood Sukses Makmur	146,700	73,560
United Tractors	14,900	24,261
		282,373
ITALY — 0.2%
DiaSorin	439	92,686
Enel	42,539	426,087
Ferrari	670	142,484
FinecoBank Banca Fineco *	6,173	97,024
Prysmian	4,171	136,628
Recordati	499	26,581
Terna Rete Elettrica Nazionale	9,883	73,995
		995,485
JAPAN — 3.1%
ABC-Mart	1,200	61,970
Acom	4,800	23,001
Advantest	2,800	194,963
Aisin Seiki	2,000	58,786
Ajinomoto	4,800	100,092
Asahi Intecc	500	18,216
Astellas Pharma	8,000	113,063
Bandai Namco Holdings	1,900	172,534
Brother Industries	7,000	132,658
Calbee	1,200	35,378
Casio Computer	3,400	60,781
Chiba Bank	22,800	128,271
Chugai Pharmaceutical	5,900	284,114
Cosmos Pharmaceutical	800	137,814
CyberAgent	200	13,669
Dai Nippon Printing	3,100	57,537
Daiichi Sankyo	8,700	307,172
Daikin Industries	1,400	316,730
Denso	1,300	61,086
Disco	500	158,304
Eisai	2,000	150,610

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Fuji Electric	500	$17,519
FUJIFILM Holdings	2,600	139,288
Fujitsu	2,000	275,868
Hamamatsu Photonics	500	27,858
Hikari Tsushin	400	95,446
Hino Motors	3,200	27,442
Hisamitsu Pharmaceutical	800	46,733
Hitachi	3,200	120,184
Hitachi Metals *	3,200	46,464
Honda Motor	11,300	307,101
Hoshizaki	700	68,808
Hoya	2,900	385,082
Hulic	5,100	51,260
ITOCHU	9,400	246,711
Itochu Techno-Solutions	2,700	95,318
Japan Airport Terminal *	500	28,773
JSR	5,700	156,986
Kakaku.com	1,500	41,702
Kansai Electric Power	1,400	12,779
Kao	300	22,375
KDDI	10,100	288,767
Keihan Holdings	1,500	70,165
Keyence	600	304,746
Kikkoman	300	18,493
Kobayashi Pharmaceutical	300	35,940
Kobe Bussan	1,000	34,858
Kubota	700	13,806
Kurita Water Industries	1,400	51,299
Kyocera	900	50,957
Kyowa Hakko Kirin	1,500	40,704
Lion	800	18,904
M3 *	4,200	386,490
Makita	2,300	117,342
Maruichi Steel Tube	1,000	20,860
MEIJI Holdings	500	35,288
Mercari *	700	31,822
Minebea Mitsumi	6,500	133,365
Mitsubishi Electric	15,200	221,315
Mitsubishi Gas Chemical	7,900	166,102
Mitsubishi UFJ Financial Group	15,200	64,406
Mitsubishi UFJ Lease & Finance	10,600	48,174
Mitsui	4,700	79,474
Mitsui Chemicals	500	13,960
Miura	800	41,917
MonotaRO	2,300	140,126
Murata Manufacturing	5,000	433,940
Nabtesco	2,600	106,900
Nexon	6,800	204,025
NGK Insulators	3,400	53,698
NH Foods	700	29,689
Nidec	300	37,910
Nintendo	700	398,194
Nippon Paint Holdings	400	50,972
Nippon Telegraph & Telephone	12,000	280,888
Nippon Yusen	700	15,123
Nissan Chemical	700	41,780
Nissin Foods Holdings	200	16,447

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Nitori Holdings	900	$191,084
Nitto Denko	1,700	139,708
Nomura Holdings	39,100	194,339
Nomura Real Estate Holdings	2,400	51,421
Nomura Research Institute	5,700	192,489
NTT Data	1,100	14,511
Obayashi	8,300	72,781
Obic	200	44,700
Olympus *	12,400	267,478
Omron	2,400	215,749
Ono Pharmaceutical	4,900	154,814
Oracle Japan *	700	77,642
Oriental Land	200	33,861
ORIX	7,500	110,365
Osaka Gas	3,200	61,225
Otsuka	2,100	101,737
Otsuka Holdings	3,200	129,119
Pan Pacific International Holdings	4,600	108,058
Panasonic	20,900	220,880
Recruit Holdings	1,800	76,080
Renesas Electronics *	6,900	61,203
Rinnai	1,100	127,505
Rohm	700	58,290
Santen Pharmaceutical	4,500	74,498
SCSK	500	29,614
Secom	700	69,547
Sega Sammy Holdings	1,100	15,365
Sekisui Chemical	7,600	130,491
Sekisui House	6,300	112,756
Seven & i Holdings	400	12,612
SG Holdings	2,600	77,688
Shimadzu	700	25,081
Shimano	300	70,771
Shimizu	12,800	96,326
Shin-Etsu Chemical	2,800	455,710
SMC	500	315,871
Softbank	3,800	46,565
Sohgo Security Services	600	31,896
Sompo Holdings	1,000	38,260
Sony	7,400	685,936
Square Enix Holdings	2,100	128,010
Stanley Electric	2,000	58,397
SUMCO	5,000	101,113
Sumitomo Electric Industries	4,200	47,760
Sumitomo Metal Mining	2,100	77,135
Sumitomo Mitsui Financial Group	1,300	37,390
Sumitomo Mitsui Trust Holdings	1,800	52,318
Sundrug	2,900	121,271
Sysmex	700	73,107
Taiheiyo Cement	1,800	48,018
Taisei	1,200	42,152
Taiyo Nippon Sanso	1,800	29,793
TDK	800	111,760
Teijin	2,600	44,162
Terumo	3,300	130,471
Toho Gas	900	58,674
Tokio Marine Holdings	1,800	89,112

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Tokyo Electron	1,000	$338,030
Tokyo Gas	600	13,427
Toppan Printing	3,400	45,997
Tosoh	5,400	84,691
Toyo Suisan Kaisha	1,500	73,459
Toyoda Gosei	3,600	97,269
Toyota Industries	1,800	129,555
Toyota Motor	5,000	333,478
Trend Micro *	400	21,566
Tsuruha Holdings	900	131,023
Unicharm	2,700	130,507
Welcia Holdings	3,800	152,780
Yamada Denki	16,200	76,765
Yamaha	400	22,640
Yamato Holdings	2,400	60,198
Yokogawa Electric	900	15,743
Z Holdings *	32,400	202,055
		17,073,144
MALAYSIA — 0.1%
Hartalega Holdings	42,400	150,939
Kossan Rubber Industries	39,800	61,365
MISC	5,000	8,325
Petronas Gas	4,400	19,534
QL Resources	31,350	48,894
RHB Bank	16,700	21,041
Sime Darby	99,200	56,362
Supermax *	35,800	81,066
Telekom Malaysia	43,200	53,430
Top Glove	52,900	92,422
		593,378
MEXICO — 0.1%
America Movil ADR, Cl L	9,860	146,815
Arca Continental	5,300	26,038
Gruma, Cl B	5,390	59,577
Grupo Mexico	18,400	66,917
Kimberly-Clark de Mexico, Cl A	12,130	19,230
Wal-Mart de Mexico	49,500	130,300
		448,877
NETHERLANDS — 0.3%
Adyen *	73	139,623
ASML Holding	1,752	764,696
Koninklijke Ahold Delhaize	5,035	144,321
Koninklijke DSM	639	104,863
Koninklijke Philips *	510	26,390
Koninklijke Vopak	1,067	56,098
NN Group	2,632	107,036
Randstad *	2,271	140,576
Wolters Kluwer	998	83,710
		1,567,313
NORWAY — 0.0%
Adevinta, Cl B *	745	12,393
Gjensidige Forsikring	2,260	49,415

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
NORWAY — continued
Orkla	6,643	$63,717
Schibsted, Cl B *	735	26,775
Yara International	1,282	52,032
		204,332
PERU — 0.1%
Southern Copper	6,786	402,885
PHILIPPINES — 0.0%
Globe Telecom	2,355	95,327
PLDT	3,335	91,079
		186,406
POLAND — 0.0%
CD Projekt	463	48,252
Cyfrowy Polsat	2,449	17,448
Dino Polska *	183	12,314
KGHM Polska Miedz *	2,487	99,110
Orange Polska *	27,151	45,885
Polskie Gornictwo Naftowe i Gazownictwo	44,256	56,557
		279,566
SINGAPORE — 0.0%
Ascendas Real Estate Investment Trust ‡	15,000	33,201
Mapletree Commercial Trust ‡	21,400	32,344
Venture	4,000	55,989
Wilmar International	45,600	143,198
		264,732
SOUTH AFRICA — 0.2%
Anglo American Platinum	1,835	133,475
AngloGold Ashanti ADR	3,084	66,830
Aspen Pharmacare Holdings *	2,043	16,327
Clicks Group	942	14,298
FirstRand	5,526	16,248
Gold Fields ADR	7,018	61,127
Impala Platinum Holdings	6,168	64,828
Kumba Iron Ore	2,852	97,817
Momentum Metropolitan Holdings	107,114	107,258
Shoprite Holdings	1,490	12,325
Sibanye Stillwater	53,377	177,818
Vodacom Group	11,346	90,217
		858,568
SOUTH KOREA — 1.1%
Amorepacific	311	50,271
Celltrion *	167	51,454
Celltrion Pharm *	283	48,597
CJ	1,526	109,103
CJ CheilJedang	292	95,788
DB Insurance	1,165	46,240
Doosan Bobcat	384	10,462
E-MART	406	56,579
GS Retail	277	8,441
Hana Financial Group	1,304	39,607
Hankook Tire	1,690	49,850
Hanon Systems	2,490	33,871

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
Hanwha	3,829	$89,272
Hanwha Solutions	2,719	117,305
Hyundai Glovis	348	56,018
Hyundai Marine & Fire Insurance	1,511	30,339
Hyundai Mobis	187	41,187
Hyundai Motor	331	54,395
Kakao	74	24,637
KB Financial Group	2,990	121,591
Kia Motors	3,952	206,867
KMW *	1,006	67,070
Korea Investment Holdings	367	24,636
Korea Zinc	257	88,172
Kumho Petrochemical	1,112	139,386
LG	816	51,838
LG Chemical	369	267,603
LG Electronics	1,783	137,933
LG Innotek	831	116,742
Lotte Chemical	92	23,485
Mirae Asset Daewoo	8,901	76,417
NAVER	1,172	294,711
NCSoft	203	148,746
Orion	1,002	107,306
POSCO	453	95,539
Posco International	5,010	60,247
S-1, Cl 1	349	24,803
Samsung Card	2,068	61,764
Samsung Electro-Mechanics	919	129,811
Samsung Electronics	37,701	2,275,188
Samsung Engineering *	1,194	14,726
Samsung Securities	930	33,158
Seegene	404	69,165
SK Holdings	188	35,981
SK Hynix	2,333	205,661
SK Telecom	184	39,573
Yuhan	1,130	65,887
		5,997,422
SPAIN — 0.1%
CaixaBank	103,378	266,510
Iberdrola	32,991	449,135
Industria de Diseno Textil	1,023	34,104
		749,749
SWEDEN — 0.6%
Alfa Laval *	5,098	129,024
Assa Abloy, Cl B	2,835	67,507
Atlas Copco, Cl A	7,734	389,943
Boliden	5,254	182,017
Epiroc, Cl A	3,719	61,877
Equities	1,484	33,186
Essity, Cl B	1,600	50,817
Hennes & Mauritz, Cl B *	4,152	88,419
Hexagon, Cl B	1,175	97,974
Husqvarna, Cl B	5,085	54,296
Investor, Cl B *	2,859	197,938
L E Lundbergforetagen, Cl B *	2,143	109,495
Nibe Industrier, Cl B	5,386	152,190

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
SWEDEN — continued
Nordea Bank Abp	7,086	$60,846
Sandvik *	10,303	232,175
Skandinaviska Enskilda Banken, Cl A *	15,343	162,051
Skanska, Cl B	5,215	124,273
SKF, Cl B	7,597	186,226
Svenska Cellulosa SCA, Cl B *	1,784	28,900
Svenska Handelsbanken, Cl A *	3,893	39,613
Swedbank *	7,429	134,569
Swedish Match	983	79,394
Tele2, Cl B	3,954	51,007
Telefonaktiebolaget LM Ericsson, Cl B	11,434	140,185
Volvo, Cl B *	13,561	308,766
		3,162,688
SWITZERLAND — 0.7%
Baloise Holding	221	38,138
Chocoladefabriken Lindt & Spruengli	5	42,759
EMS-Chemie Holding	77	70,487
Geberit	120	72,739
Givaudan	55	225,779
Kuehne + Nagel International	809	184,558
LafargeHolcim	2,250	118,918
Logitech International	886	79,787
Lonza Group	142	89,137
Nestle	5,883	658,720
Novartis	1,988	179,772
Partners Group Holding	76	82,123
Roche Holding	3,660	1,204,284
Sika	541	138,464
Sonova Holding *	280	69,604
Straumann Holding	35	40,206
Swiss Life Holding	60	26,839
Swisscom	99	52,446
UBS Group	1,015	14,476
Zurich Insurance Group	839	339,239
		3,728,475
TAIWAN — 1.3%
Accton Technology	15,000	125,800
Acer	42,000	34,149
Advantech	6,599	70,819
Airtac International Group	1,000	29,182
ASE Technology Holding	33,000	88,614
Asia Cement	71,000	107,554
Asustek Computer	6,000	52,417
Cathay Financial Holding	47,000	66,474
Chailease Holding	18,584	102,060
Chang Hwa Commercial Bank	111,051	69,120
Chicony Electronics	9,000	26,913
China Life Insurance	12,720	10,109
Compal Electronics	17,000	11,502
CTBC Financial Holding	13,000	8,714
Delta Electronics	9,000	70,979
E.Sun Financial Holding	176,390	155,220
Eclat Textile	2,000	27,980
Feng TAY Enterprise	4,080	26,174
First Financial Holding	41,532	30,996

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Fubon Financial Holding	36,000	$55,815
Giant Manufacturing	8,000	79,178
Globalwafers	7,000	137,169
Hon Hai Precision Industry	65,000	187,313
Hotai Motor	5,000	112,196
Hua Nan Financial Holdings	17,633	11,204
Innolux	102,000	36,129
Inventec	39,000	31,860
Lite-On Technology	46,000	77,593
MediaTek	17,000	420,133
Mega Financial Holding	43,000	42,814
Micro-Star International	30,000	131,723
Nien Made Enterprise	2,000	23,560
Novatek Microelectronics	21,000	220,422
Pegatron	31,000	70,990
Phison Electronics	5,000	56,631
Powertech Technology	3,000	9,715
Quanta Computer	36,000	97,177
Realtek Semiconductor	18,000	234,627
Shin Kong Financial Holding	192,622	58,048
SinoPac Financial Holdings	200,000	77,772
Standard Foods	7,000	15,300
Synnex Technology International	32,000	49,994
Taishin Financial Holding	129,938	60,713
Taiwan Business Bank	180,757	63,039
Taiwan Cement	93,388	140,345
Taiwan Cooperative Financial Holding	128,368	91,160
Taiwan Semiconductor Manufacturing ADR	23,551	2,284,918
United Microelectronics	202,000	291,050
Vanguard International Semiconductor	23,000	84,855
Walsin Technology	7,000	47,831
Win Semiconductors	3,000	35,188
Wistron	113,000	118,330
Wiwynn	4,000	95,692
Yuanta Financial Holding	154,960	103,603
Zhen Ding Technology Holding	39,000	169,222
		6,938,085
THAILAND — 0.0%
Advanced Info Service NVDR	4,300	24,978
Srisawad NVDR	6,000	11,510
		36,488
TURKEY — 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii	9,187	24,653
BIM Birlesik Magazalar *	6,889	61,820
Eregli Demir ve Celik Fabrikalari	59,602	83,980
Ford Otomotiv Sanayi	8,800	121,721
Turkcell Iletisim Hizmetleri	20,445	38,802
		330,976
UNITED KINGDOM — 0.6%
Admiral Group	4,382	166,461
Anglo American	6,932	204,799
Antofagasta	5,161	85,683
Ashtead Group	4,475	189,346
AstraZeneca	4,558	475,687

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
Auto Trader Group	3,946	$29,580
BAE Systems	24,871	165,853
Berkeley Group Holdings	2,545	157,328
Bunzl	3,529	110,898
Croda International	333	26,397
Direct Line Insurance Group	15,499	60,977
Experian	4,503	159,485
GVC Holdings *	6,160	84,797
Halma	3,072	90,879
Hikma Pharmaceuticals	4,104	142,886
JD Sports Fashion *	11,168	115,237
Kingfisher *	31,740	115,395
Legal & General Group	52,042	174,605
Mondi	1,019	22,595
Next *	564	49,298
Persimmon	3,867	137,236
Rentokil Initial *	17,151	113,906
Rio Tinto	5,909	382,095
Sage Group	2,743	22,232
Spirax-Sarco Engineering	264	39,349
SSE	784	13,913
Tesco	24,379	73,804
Wm Morrison Supermarkets	16,424	39,488
		3,450,209
UNITED STATES — 38.4%
COMMUNICATION SERVICES — 2.9%
Activision Blizzard	6,046	480,536
Alphabet, Cl A *	838	1,470,187
Alphabet, Cl C *	816	1,436,764
Altice USA, Cl A *	4,187	142,023
AT&T	30,961	890,129
Cable One	150	297,100
CenturyLink	19,141	200,023
Charter Communications, Cl A *	390	254,276
Comcast, Cl A	19,399	974,606
Discovery, Cl C *	3,941	94,663
DISH Network, Cl A *	2,713	97,315
Electronic Arts	2,112	269,808
Facebook, Cl A *	13,994	3,875,918
Fox	2,469	70,070
Fox	3,250	93,730
Liberty Broadband, Cl C *	570	89,690
Liberty Media -Liberty SiriusXM *	2,196	90,058
Match Group *	2,046	284,824
Netflix *	643	315,520
New York Times, Cl A	1,680	72,089
Omnicom Group	2,187	137,781
Pinterest, Cl A *	640	44,813
Roku, Cl A *	601	176,436
Snap, Cl A *	3,149	139,879
Spotify Technology *	1,009	293,992
Take-Two Interactive Software *	1,108	200,005
T-Mobile US *	3,734	496,398
Twitter *	2,913	135,484
Verizon Communications	30,361	1,834,108
ViacomCBS, Cl B	5,331	188,078

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
COMMUNICATION SERVICES — continued
Walt Disney	4,913	$727,173
Zillow Group, Cl C *	1,254	135,194
Zynga, Cl A *	4,242	34,997
		16,043,667

CONSUMER DISCRETIONARY — 5.0%
Amazon.com *	2,238	7,090,074
Aptiv *	1,790	212,473
AutoNation *	4,486	274,947
AutoZone *	192	218,429
Best Buy	4,920	535,296
Booking Holdings *	194	393,519
BorgWarner	6,240	242,424
Bright Horizons Family Solutions *	400	68,044
Brunswick	3,295	245,939
Burlington Stores *	1,200	262,248
CarMax *	1,849	172,844
Carnival	6,565	131,169
Chipotle Mexican Grill, Cl A *	132	170,205
Choice Hotels International *	455	45,341
Darden Restaurants	1,179	127,308
Dick's Sporting Goods	3,827	217,412
Dollar General	4,306	941,206
Dollar Tree *	2,484	271,352
Domino's Pizza	677	265,770
DR Horton	7,685	572,532
eBay	8,069	406,920
Etsy *	1,241	199,429
Expedia Group	770	95,857
Floor & Decor Holdings, Cl A *	582	46,612
Ford Motor	29,561	268,414
Garmin	4,133	482,569
General Motors	9,744	427,177
Gentex	5,203	169,618
Genuine Parts	1,259	123,848
Hanesbrands	3,918	55,635
Hasbro	335	31,165
Hilton Worldwide Holdings	1,360	140,937
Home Depot	6,708	1,860,866
L Brands *	3,035	117,788
Las Vegas Sands	2,415	134,540
Lear	201	28,733
Leggett & Platt	2,596	111,888
Lennar, Cl A	4,866	369,135
LKQ *	8,274	291,410
Lowe's	5,240	816,497
Lululemon Athletica *	1,017	376,514
Marriott International, Cl A	1,591	201,850
McDonald's	2,001	435,098
Mohawk Industries *	1,319	165,970
Newell Brands	3,089	65,672
NIKE, Cl B	5,768	776,950
NVR *	78	311,780
Ollie's Bargain Outlet Holdings *	308	27,123
O'Reilly Automotive *	565	249,978
Penske Automotive Group	2,352	129,525
Polaris	1,849	177,504

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
Pool	1,040	$359,954
PulteGroup	8,538	372,513
Qurate Retail *	4,011	41,995
Ross Stores *	2,007	215,793
Royal Caribbean Cruises	1,930	152,103
Skechers U.S.A., Cl A *	2,206	73,835
Starbucks	3,068	300,725
Target	7,280	1,306,978
Tempur Sealy International *	8,016	201,923
Terminix Global Holdings *	787	38,587
Tesla *	1,167	662,389
Thor Industries	1,945	187,712
Tiffany	505	66,397
TJX	5,608	356,164
Toll Brothers	1,114	52,748
Tractor Supply	1,827	257,260
Ulta Beauty *	510	140,454
VF	1,760	146,784
Wayfair, Cl A *	820	208,575
Whirlpool	2,021	393,307
Williams-Sonoma	2,959	323,922
Yum! Brands	1,479	156,478
		27,572,130

CONSUMER STAPLES — 2.7%
Altria Group	8,863	353,013
Archer-Daniels-Midland	3,934	195,795
Boston Beer, Cl A *	91	84,707
Brown-Forman, Cl B	3,010	242,787
Campbell Soup	3,804	190,276
Casey's General Stores	1,026	186,404
Church & Dwight	2,191	192,304
Clorox	930	188,753
Coca-Cola	13,924	718,478
Colgate-Palmolive	3,606	308,818
Conagra Brands	10,815	395,396
Constellation Brands, Cl A	785	161,584
Costco Wholesale	3,108	1,217,621
Energizer Holdings	564	23,626
Estee Lauder, Cl A	1,777	435,934
Flowers Foods	2,090	46,377
General Mills	7,329	445,750
Hain Celestial Group *	3,082	118,657
Hershey	2,210	326,837
Hormel Foods	3,586	169,187
Ingredion	1,183	91,268
J M Smucker	1,154	135,249
Kellogg	2,992	191,219
Keurig Dr Pepper	3,013	91,746
Kimberly-Clark	2,128	296,451
Kraft Heinz	5,758	189,669
Kroger	15,561	513,513
Lamb Weston Holdings	511	36,986
McCormick	1,028	192,215
Mondelez International, Cl A	3,890	223,481
Monster Beverage *	3,001	254,425
Nu Skin Enterprises, Cl A	3,054	157,311

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES — continued
PepsiCo	6,656	$959,995
Philip Morris International	4,589	347,617
Procter & Gamble	12,462	1,730,598
Spectrum Brands Holdings	1,390	92,894
Sprouts Farmers Market *	5,541	117,303
Sysco	2,262	161,258
Tyson Foods, Cl A	2,801	182,625
US Foods Holding *	1,142	35,950
Walgreens Boots Alliance	7,046	267,818
Walmart	15,621	2,386,733
		14,658,628

ENERGY — 0.6%
Baker Hughes, Cl A	6,206	116,177
Cheniere Energy *	1,789	101,418
Chevron	5,077	442,613
ConocoPhillips	8,114	320,990
EOG Resources	3,166	148,422
Equities *	10,943	162,832
Exxon Mobil	11,495	438,304
Halliburton	12,253	203,277
Hess	2,822	133,142
Kinder Morgan	11,398	163,903
Marathon Petroleum	6,644	258,319
ONEOK	4,201	150,690
Phillips 66	2,374	143,817
Pioneer Natural Resources	1,344	135,179
Schlumberger	14,767	307,006
Valero Energy	4,459	239,760
Williams	4,311	90,445
		3,556,294

FINANCIALS — 3.6%
Aflac	4,183	183,759
Allstate	3,084	315,647
Ally Financial	953	28,256
American Express	2,301	272,876
American International Group	5,053	194,237
Ameriprise Financial	2,948	546,088
Aon, Cl A	2,362	483,950
Arch Capital Group *	3,839	123,597
Arthur J Gallagher	1,856	214,201
Assurant	1,057	136,480
Athene Holding, Cl A *	4,112	182,367
Bank of America	21,199	596,964
Bank of New York Mellon	4,817	188,441
Bank OZK	2,910	81,364
Berkshire Hathaway, Cl B *	5,296	1,212,307
BlackRock, Cl A	806	562,870
Blackstone Group, Cl A	2,538	151,138
Brown & Brown	1,337	60,205
Capital One Financial	2,483	212,644
Charles Schwab	11,654	568,482
Chubb	1,635	241,702
Cincinnati Financial	1,521	116,128
Citigroup	5,660	311,696
Citizens Financial Group	4,036	131,816

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
CME Group, Cl A	1,950	$341,309
Commerce Bancshares	858	56,594
Discover Financial Services	3,550	270,404
East West Bancorp	9,222	393,964
Erie Indemnity, Cl A	756	170,561
FactSet Research Systems	295	98,459
Fidelity National Financial	2,434	87,600
Fifth Third Bancorp	9,001	228,085
First American Financial	1,333	64,571
First Citizens BancShares, Cl A	71	37,530
First Republic Bank	1,832	237,354
Globe Life	536	49,902
Goldman Sachs Group	1,243	286,611
Hartford Financial Services Group	4,695	207,519
Intercontinental Exchange	1,091	115,111
Jefferies Financial Group	1,798	40,869
JPMorgan Chase	8,470	998,444
KeyCorp	9,229	142,680
KKR	2,096	79,501
M&T Bank	1,213	141,302
Markel *	130	126,598
MarketAxess Holdings	717	386,592
Marsh & McLennan	5,661	648,977
MetLife	4,342	200,470
Moody's	958	270,482
Morgan Stanley	10,213	631,470
MSCI, Cl A	410	167,862
Nasdaq	2,044	261,612
Northern Trust	2,411	224,512
PNC Financial Services Group	2,459	339,514
Primerica	604	78,683
Principal Financial Group	2,249	111,978
Progressive	6,961	606,373
Prosperity Bancshares	2,787	175,107
Prudential Financial	2,406	181,942
Regions Financial	32,427	495,160
RenaissanceRe Holdings	507	83,472
S&P Global	913	321,175
SEI Investments	1,311	69,155
Signature Bank NY	437	49,027
State Street	5,713	402,652
SVB Financial Group *	1,315	453,491
Synchrony Financial	6,762	206,038
T Rowe Price Group	2,744	393,517
Travelers	2,058	266,820
Truist Financial	6,519	302,612
US Bancorp	7,372	318,544
Virtu Financial, Cl A	1,180	26,892
Wells Fargo	11,399	311,763
Western Alliance Bancorp	2,170	111,256
Willis Towers Watson	476	99,098
WR Berkley	759	49,434
		19,537,863
HEALTH CARE — 5.2%
Abbott Laboratories	5,373	581,466
AbbVie	13,093	1,369,266
ABIOMED *	611	167,475

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
ACADIA Pharmaceuticals *	1,911	$108,277
Agilent Technologies	1,749	204,458
Alexion Pharmaceuticals *	776	94,757
Align Technology *	562	270,485
Alnylam Pharmaceuticals *	658	85,481
Amedisys *	148	36,229
AmerisourceBergen, Cl A	3,934	405,635
Amgen	2,769	614,829
Anthem	2,224	692,820
Baxter International	2,872	218,473
Becton Dickinson and	1,576	370,108
Biogen *	2,127	510,842
BioMarin Pharmaceutical *	1,415	111,361
Bio-Rad Laboratories, Cl A *	444	239,094
Bio-Techne	146	44,283
Boston Scientific *	6,954	230,525
Bristol-Myers Squibb	6,853	427,627
Bruker	1,540	77,939
Cardinal Health	3,123	170,485
Catalent *	1,591	152,959
Centene *	6,015	370,825
Cerner	3,835	287,011
Charles River Laboratories International *	659	154,549
Chemed	363	173,605
Cigna	4,571	955,979
Cooper	416	139,451
CVS Health	7,970	540,286
Danaher	3,133	703,766
DaVita *	2,169	238,265
DexCom *	411	131,388
Edwards Lifesciences *	3,828	321,131
Elanco Animal Health *	4,462	136,493
Eli Lilly	3,153	459,235
Exact Sciences *	1,172	141,882
Exelixis *	1,275	24,429
Gilead Sciences	4,873	295,645
HCA Healthcare *	3,777	566,965
Henry Schein *	1,641	105,533
Hill-Rom Holdings	269	25,517
Hologic *	3,000	207,390
Horizon Therapeutics *	6,340	446,526
Humana	1,874	750,574
IDEXX Laboratories *	630	290,417
Illumina *	552	177,794
Incyte *	1,241	104,914
Intuitive Surgical *	172	124,881
IQVIA Holdings *	944	159,527
Johnson & Johnson	13,843	2,002,805
Laboratory Corp of America Holdings *	1,289	257,594
Masimo *	690	175,598
McKesson	2,252	405,157
Medtronic	6,947	789,874
Merck	9,802	787,983
Mettler-Toledo International *	197	226,558
Moderna *	532	81,258
Molina Healthcare *	1,718	350,695
PerkinElmer	1,502	199,766

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Pfizer	26,246	$1,005,484
Quest Diagnostics	3,864	479,059
Quidel *	657	128,148
Regeneron Pharmaceuticals *	981	506,225
ResMed	1,925	403,480
Seagen *	452	76,980
STERIS	1,112	215,517
Stryker	644	150,310
Teladoc Health *	865	171,936
Teleflex	363	138,938
Thermo Fisher Scientific	1,645	764,892
United Therapeutics *	1,113	147,628
UnitedHealth Group	6,859	2,306,956
Universal Health Services, Cl B *	509	66,465
Veeva Systems, Cl A *	496	137,328
Vertex Pharmaceuticals *	742	168,991
Viatris, Cl W *	7,606	127,933
Waters *	516	119,717
West Pharmaceutical Services	1,231	338,722
Zimmer Biomet Holdings	1,482	220,996
Zoetis, Cl A	3,610	578,972
		28,750,817
INDUSTRIALS — 5.2%
3M	3,091	533,908
A O Smith	1,737	97,810
ADT	5,169	40,163
AECOM *	663	34,403
AGCO	1,515	140,153
Air Lease, Cl A	1,150	42,055
Allegion	1,104	125,900
AMETEK	1,918	227,340
Armstrong World Industries	811	62,496
Axon Enterprise *	290	36,450
Boeing	1,331	280,455
BWX Technologies	697	39,646
Carlisle	491	71,112
Carrier Global	3,583	136,405
Caterpillar	3,456	599,927
CH Robinson Worldwide	1,321	124,134
Cintas	1,161	412,503
Colfax *	4,116	148,505
Copart *	3,256	375,905
CoreLogic	1,116	86,490
CoStar Group *	407	370,602
CSX	6,330	570,017
Cummins	2,393	553,190
Deere	1,408	368,361
Delta Air Lines	7,430	299,057
Donaldson	573	30,507
Dover	3,683	449,436
Eaton	6,068	734,895
Emerson Electric	8,523	654,737
Equifax	1,177	196,441
Expeditors International of Washington	3,134	280,086
Fastenal	8,146	402,820
FedEx	2,264	648,817

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Fortive	2,121	$148,746
Fortune Brands Home & Security	4,322	360,887
Gates Industrial *	7,163	92,259
Generac Holdings *	1,166	251,390
General Dynamics	1,845	275,551
General Electric	47,595	484,517
HD Supply Holdings *	2,017	112,508
HEICO, Cl A	651	72,098
HEICO	516	63,767
Honeywell International	2,973	606,254
Howmet Aerospace *	3,066	71,928
Hubbell, Cl B	1,115	180,173
IDEX	1,243	240,085
IHS Markit	3,065	304,845
Illinois Tool Works	2,532	534,480
Ingersoll Rand *	6,872	304,223
ITT	3,041	220,868
Jacobs Engineering Group	2,804	302,383
JB Hunt Transport Services	2,937	397,317
Johnson Controls International	6,826	314,269
Kansas City Southern	2,053	382,207
Knight-Swift Transportation Holdings, Cl A	3,277	135,307
L3Harris Technologies	1,176	225,780
Landstar System	1,364	179,257
Lennox International	292	84,046
Lincoln Electric Holdings	548	63,020
Lockheed Martin	847	309,155
Masco	7,466	400,700
Middleby *	386	52,492
MSC Industrial Direct, Cl A	2,359	196,552
Nordson	890	181,391
Norfolk Southern	1,971	467,167
Northrop Grumman	1,310	395,961
nVent Electric	1,352	31,096
Old Dominion Freight Line	1,981	402,856
Oshkosh	1,634	131,537
Otis Worldwide	2,515	168,354
Owens Corning	3,111	226,699
PACCAR	4,924	428,683
Parker-Hannifin	1,702	454,877
Pentair	3,455	179,038
Quanta Services	2,953	201,808
Raytheon Technologies	4,163	298,570
Regal Beloit	1,824	217,129
Republic Services, Cl A	5,103	493,562
Robert Half International	1,749	112,251
Rockwell Automation	1,185	302,839
Rollins	2,087	119,335
Roper Technologies	725	309,575
Schneider National, Cl B	8,088	169,039
Snap-on	767	134,877
Southwest Airlines	3,225	149,447
Stanley Black & Decker	1,263	232,784
Teledyne Technologies *	930	351,484
Timken	4,125	302,940
Toro	1,698	154,026
Trane Technologies	4,586	670,657

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
TransDigm Group	266	$154,065
TransUnion	2,306	210,054
Trinity Industries	1,897	43,346
Uber Technologies *	2,162	107,365
Union Pacific	4,199	856,932
United Parcel Service, Cl B	4,034	690,096
United Rentals *	2,708	614,662
Verisk Analytics, Cl A	1,414	280,410
Wabtec	1,800	131,940
Waste Management	4,800	571,824
Watsco	517	117,545
WW Grainger	944	394,875
XPO Logistics *	1,670	178,156
Xylem	1,771	169,963
		28,351,005

INFORMATION TECHNOLOGY — 10.7%
2U *	1,877	60,646
Accenture, Cl A	4,097	1,020,522
Adobe *	2,369	1,133,495
Advanced Micro Devices *	1,665	154,279
Akamai Technologies *	3,097	320,570
Amdocs	844	55,544
Amphenol, Cl A	1,693	221,461
Analog Devices	1,826	253,960
ANSYS *	760	256,926
Apple	103,055	12,268,698
Applied Materials	13,910	1,147,297
Arista Networks *	737	199,506
Arrow Electronics *	1,279	117,220
Aspen Technology *	716	96,266
Atlassian, Cl A *	160	36,008
Autodesk *	1,182	331,232
Automatic Data Processing	3,253	565,632
Avalara *	1,927	330,962
Black Knight *	1,225	112,235
Booz Allen Hamilton Holding, Cl A	4,889	424,316
Broadcom	1,403	563,417
Broadridge Financial Solutions	1,884	276,722
CACI International, Cl A *	238	56,475
Cadence Design Systems *	2,020	234,926
CDW	3,295	429,965
Ceridian HCM Holding *	1,151	110,979
Ciena *	3,459	154,963
Cirrus Logic *	825	66,083
Cisco Systems	16,513	710,389
Citrix Systems	1,029	127,514
Cognex	1,304	97,983
Cognizant Technology Solutions, Cl A	6,288	491,281
Corning	4,142	154,994
Coupa Software *	605	198,991
Dell Technologies, Cl C *	1,214	83,802
DocuSign, Cl A *	1,090	248,389
Dynatrace *	932	35,435
Enphase Energy *	452	61,730
Entegris	3,429	317,594
EPAM Systems *	691	222,730

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Fair Isaac *	516	$243,955
Fidelity National Information Services	1,685	250,071
Fiserv *	2,478	285,416
FleetCor Technologies *	974	258,315
Fortinet *	1,715	211,339
Gartner *	949	144,248
Global Payments	1,627	317,574
GoDaddy, Cl A *	1,390	110,561
Hewlett Packard Enterprise	16,847	185,991
HP	8,138	178,466
HubSpot *	259	102,131
Intel	32,826	1,587,137
International Business Machines	5,706	704,805
Intuit	1,124	395,670
Jabil	1,521	58,133
Jack Henry & Associates	665	106,972
Keysight Technologies *	3,936	472,477
KLA	2,168	546,271
Lam Research	2,308	1,044,739
Leidos Holdings	2,581	259,907
Lumentum Holdings *	2,425	209,471
Manhattan Associates *	800	81,792
Marvell Technology Group	3,912	181,086
Mastercard, Cl A	2,953	993,714
Maxim Integrated Products	2,398	199,130
Microchip Technology	1,461	196,344
Micron Technology *	9,348	599,113
Microsoft	51,194	10,959,100
MKS Instruments	729	100,587
Monolithic Power Systems	510	163,180
Motorola Solutions	1,249	214,241
NortonLifeLock	10,098	184,087
Nuance Communications *	6,338	273,358
NVIDIA	3,290	1,763,637
Okta, Cl A *	237	58,074
Oracle	9,242	533,448
Palo Alto Networks *	270	79,358
Paychex	2,723	253,647
Paycom Software *	502	209,374
PayPal Holdings *	4,788	1,025,207
Qorvo *	3,477	544,776
QUALCOMM	9,147	1,346,164
RingCentral, Cl A *	199	59,113
salesforce.com *	1,556	382,465
Seagate Technology	2,266	133,264
ServiceNow *	319	170,521
Skyworks Solutions	2,989	421,957
Slack Technologies, Cl A *	2,741	117,534
SolarEdge Technologies *	1,205	334,966
Splunk *	617	125,979
Square, Cl A *	454	95,776
SS&C Technologies Holdings	2,984	205,568
SYNNEX *	1,634	261,946
Synopsys *	1,513	344,208
TE Connectivity	1,969	224,407
Teradyne	5,313	586,236
Texas Instruments	5,078	818,828

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Trimble *	3,144	$188,231
Twilio, Cl A *	353	112,992
Tyler Technologies *	173	73,975
Ubiquiti	823	204,195
Universal Display	220	50,389
VeriSign *	949	190,483
Visa, Cl A	6,767	1,423,438
Vontier *	494	16,386
Western Digital	2,861	128,402
Western Union	1,088	24,545
Workday, Cl A *	460	103,403
Xilinx	938	136,526
Zebra Technologies, Cl A *	1,025	387,880
Zendesk *	600	80,100
Zoom Video Communications, Cl A *	178	85,148
Zscaler *	321	49,996
		58,923,060

MATERIALS — 1.6%
Air Products & Chemicals	2,595	726,963
Albemarle	1,802	245,018
Amcor	25,650	290,614
AptarGroup	500	63,160
Ardagh Group, Cl A	1,529	27,186
Avery Dennison	189	28,225
Ball	3,075	295,231
Berry Global Group *	2,654	140,662
Cabot	990	40,996
Celanese, Cl A	1,260	162,956
Chemours	10,719	260,793
Corteva	5,178	198,421
Crown Holdings *	3,187	300,375
Dow	4,752	251,904
DuPont de Nemours	3,990	253,126
Eagle Materials *	274	24,931
Eastman Chemical	2,835	276,129
Ecolab	2,038	452,742
Element Solutions	2,957	40,836
FMC	1,888	219,027
Freeport-McMoRan *	11,021	257,781
Graphic Packaging Holding	2,610	39,985
International Flavors & Fragrances	585	65,579
International Paper	5,666	280,354
Linde	2,117	542,841
LyondellBasell Industries, Cl A	3,832	326,103
Martin Marietta Materials	720	191,254
Newmont	7,432	437,150
Nucor	3,765	202,181
Packaging Corp of America	1,010	131,300
PPG Industries	2,695	395,545
Reliance Steel & Aluminum	1,453	171,163
Royal Gold	575	63,520
RPM International	1,488	130,959
Scotts Miracle-Gro	1,905	334,842
Sherwin-Williams	1,058	790,993
Silgan Holdings	925	31,265
Sonoco Products	490	28,449

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — continued
Steel Dynamics	1,520	$55,039
Valvoline	3,261	74,318
Vulcan Materials	1,328	185,455
		9,035,371

REAL ESTATE — 0.1%
CBRE Group, Cl A *	5,871	358,953
Life Storage ‡	231	25,345
Medical Properties Trust ‡	3,794	73,604
Sun Communities ‡	454	63,106
		521,008

UTILITIES — 0.8%
AES	5,543	113,299
Alliant Energy	2,080	109,408
Ameren	2,056	159,916
American Electric Power	2,434	206,622
American Water Works	889	136,355
Atmos Energy	1,028	98,575
CMS Energy	3,190	196,312
Consolidated Edison	1,641	125,126
Dominion Energy	3,243	254,543
DTE Energy	654	82,280
Duke Energy	3,608	334,317
Edison International	1,524	93,513
Entergy	1,668	181,562
Evergy	1,889	104,670
Eversource Energy	1,681	147,104
Exelon	4,778	196,233
FirstEnergy	4,518	119,998
NextEra Energy	7,324	538,973
PG&E *	7,046	89,484
PPL	6,407	182,087
Public Service Enterprise Group	2,481	144,593
Sempra Energy	1,419	180,894
Southern	5,185	310,322
WEC Energy Group	1,547	146,888
Xcel Energy	3,093	208,345
		4,461,419
		211,411,262
Total Common Stock
(Cost $234,404,643)		285,301,503
REGISTERED INVESTMENT COMPANIES — 45.6%

EQUITY FUNDS — 45.6%
Avantis Emerging Markets Equity ETF	226,424	13,123,535
Avantis International Equity ETF	78,887	4,296,975
Avantis International Small Capital Value ETF	105,247	5,597,035
DFA Emerging Markets Portfolio, Cl I	670,394	20,359,876
DFA Emerging Markets Small Capital Portfolio, Cl I	438,146	9,669,881
DFA Emerging Markets Targeted Value Portfolio, Cl I	186,911	2,050,411

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
DFA International High Relative Profitability Portfolio, Cl I	921,358	$10,973,370
DFA International Real Estate Securities, Cl I	2,827,526	12,101,811
DFA International Small Capital Growth Portfolio, Cl I	113,213	1,869,153
DFA International Small Capital Value Portfolio, Cl I	570,294	10,328,033
DFA International Value Portfolio, Cl I	705,887	11,393,009
DFA Large Capital International Portfolio, Cl I	826,326	19,757,445
DFA Real Estate Securities Portfolio, Cl I	511,018	19,193,843
DFA US Small Capital Portfolio, Cl I	336,296	12,019,202
DFA US Small Capital Value Portfolio, Cl I	276,884	8,923,960
DFA US Targeted Value Portfolio, Cl I	998,626	21,989,734
iShares Edge MSCI Min Vol Global ETF	518,908	49,410,420
Schwab International Small-Capital Equity ETF	70,517	2,526,624
Vanguard Small-Capital Value ETF	40,292	5,398,322
Vanguard U.S. Quality Factor ETF	26,529	2,486,298
Vanguard U.S. Value Factor ETF	86,922	6,427,943
Total Registered Investment Companies
(Cost $208,054,092)		249,896,880
PREFERRED STOCK — 0.0%

BRAZIL — 0.0%
Lojas Americanas *(1)	6,400	27,655
(Cost $22,018)		27,655

RIGHTS — 0.0%
	Number Of Rights
Ascendas Real Estate Investment Trust, Expires 12/01/2020*	555	4
China Resources Land, Expires 12/01/2020*	354	—
KWG Group Holdings #*	1,711	—
Shimao Property Holdings #*	566	855
		859
Total Rights
(Cost $–)		859

SHORT-TERM INVESTMENT — 2.2%
	Shares
DWS Government Money Market Series, Institutional Shares, 0.030% (A)
(Cost $11,986,566)	11,986,566	11,986,566
Total Investments — 99.8%
(Cost $454,467,319)		$547,213,463

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

A list of the open futures contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	2	Dec-2020	$184,480	$203,300	$18,820
MSCI Emerging Markets	10	Dec-2020	550,800	601,150	50,350
S&P 500 Index E-MINI	11	Dec-2020	1,825,216	1,992,760	167,544
S&P TSX 60 Index	2	Dec-2020	287,739	315,115	20,284
SGX Nifty 50	106	Jan-2021	2,764,448	2,754,516	(9,932)
			$5,612,683	$5,866,841	$247,066

A list of open total return swap agreements held by the Fund at November 30, 2020, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation
ReFlow	SPGEX NAV	SOFR+35 BPS	SPGEX	Annually	02/22/2021	USD	5,342,087	$365,056	$365,056

Percentages are based on Net Assets of $548,511,618.

*	Non-income producing security.
‡	Real Estate Investment Trust
#	Expiration date not available.
(1)	Rate is not available
(A)	The rate reported is the 7-day effective yield as of November 30, 2020.

ADR — American Depositary Receipt

BPS — Basis Points

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

MIN — Minimum

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

S&P — Standard & Poor’s

SGX — Singapore Exchange

SOFR — Secured Overnight Financing Rate

SPGEX — Symmetry Panoramic Global Equity Fund

TSX — Toronto Stock Exchange

USD — U.S. Dollar

VOL — Volatility

The following table summarizes the inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$–	$1,469,500	$–	$1,469,500
Austria	–	15,601	–	15,601
Belgium	–	54,700	–	54,700
Brazil	482,958	–	–	482,958
Canada	3,701,890	–	–	3,701,890
China	–	1,551,967	–	1,551,967
Denmark	–	1,566,498	–	1,566,498
Finland	–	1,018,563	–	1,018,563
France	–	2,817,432	–	2,817,432
Germany	–	2,804,537	–	2,804,537
Hong Kong	–	10,790,797	–	10,790,797
Hungary	–	64,647	–	64,647
Indonesia	–	282,373	–	282,373
Italy	–	995,485	–	995,485
Japan	–	17,073,144	–	17,073,144
Malaysia	–	593,378	–	593,378
Mexico	448,877	–	–	448,877
Netherlands	–	1,567,313	–	1,567,313
Norway	–	204,332	–	204,332
Peru	402,885	–	–	402,885
Philippines	–	186,406	–	186,406
Poland	–	279,566	–	279,566

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Singapore	$–	$264,732	$–	$264,732
South Africa	127,957	730,611	–	858,568
South Korea	–	5,997,422	–	5,997,422
Spain	–	749,749	–	749,749
Sweden	–	3,162,688	–	3,162,688
Switzerland	–	3,728,475	–	3,728,475
Taiwan	2,284,918	4,653,167	–	6,938,085
Thailand	–	36,488	–	36,488
Turkey	–	330,976	–	330,976
United Kingdom	–	3,450,209	–	3,450,209
United States	211,411,262	–	–	211,411,262
Total Common Stock	218,860,747	66,440,756	–	285,301,503
Registered Investment Companies	249,896,880	–	–	249,896,880
Preferred Stock
Brazil	27,655	–	–	27,655
Rights	859	–	–	859
Short-Term Investment	11,986,566	–	–	11,986,566
Total Investments in Securities	$480,772,707	$66,440,756	$–	$547,213,463

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures^
Unrealized Appreciation	$256,998	$–	$–	$256,998
Unrealized Depreciation	(9,932)	–	–	(9,932)
Total Return Swap^
Unrealized Appreciation	–	365,056	–	365,056
Total Other Financial Instruments	$247,066	$365,056	$–	$612,122

^	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 97.8%
	Shares	Value
EQUITY FUNDS — 97.8%
AQR TM Emerging Multi-Style Fund, Cl R6	428,149	$4,932,273
AQR TM International Multi-Style Fund, Cl R6	767,628	8,651,162
AQR TM Large Capital Multi-Style Fund, Cl R6	764,622	11,905,169
Avantis Emerging Markets Equity ETF	34,062	1,974,233
Avantis International Equity ETF	12,214	665,297
Avantis International Small Capital Value ETF	18,843	1,002,071
DFA Emerging Markets Portfolio, Cl I	125,218	3,802,865
DFA Emerging Markets Small Capital Portfolio, Cl I	77,525	1,710,984
DFA Emerging Markets Targeted Value Portfolio, Cl I	33,303	365,334
DFA International High Relative Profitability Portfolio, Cl I	180,171	2,145,841
DFA International Small Capital Growth Portfolio, Cl I	20,547	339,229
DFA International Small Capital Value Portfolio, Cl I	112,789	2,042,601
DFA Large Capital International Portfolio, Cl I	164,747	3,939,107
DFA Real Estate Securities Portfolio, Cl I	98,175	3,687,444
DFA TA US Core Equity 2 Portfolio, Cl I	184,657	4,051,369
DFA Tax-Managed International Value Portfolio, Cl I	156,030	2,156,333
DFA Tax-Managed US Equity Portfolio, Cl I	187,037	7,404,782
DFA Tax-Managed US Marketwide Value Portfolio, Cl I	153,815	4,783,660
DFA Tax-Managed US Small Capital Portfolio, Cl I	46,059	2,043,180
DFA Tax-Managed US Targeted Value Portfolio, Cl I	178,813	5,956,257
DFA US High Relative Profitability Portfolio, Cl I	285,964	4,655,500
iShares MSCI Global Min Vol Factor ETF	92,346	8,793,186
Schwab International Small-Capital Equity ETF	14,523	520,359
Vanguard Small-Capital Value ETF	7,425	994,801
Vanguard U.S. Quality Factor ETF	4,573	428,582
Vanguard U.S. Value Factor ETF	11,776	870,843
Total Registered Investment Companies
(Cost $74,847,527)		89,822,462

1

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

NOVEMBER 30, 2020

(Unaudited)

SHORT-TERM INVESTMENT — 1.9%
	Shares	Value
DWS Government Money Market Series, Institutional Shares, 0.030% (A)
(Cost $1,751,018)	1,751,018	$1,751,018
Total Investments — 99.7%
(Cost $76,598,545)		$91,573,480

A list of open total return swap agreements held by the Fund at November 30, 2020 is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation
ReFlow	SPGTX NAV	SOFR+35 BPS	SPGTX	Annually	02/22/2021	USD	1,708,881	$254,487	$254,487

Percentages are based on Net Assets of $91,848,631.

(A)	The rate reported is the 7-day effective yield as of November 30, 2020.

BPS — Basis Points

Cl — Class

ETF — Exchange Traded Fund

MIN — Minimum

MSCI — Morgan Stanley Capital International

SOFR — Secured Overnight Financing Rate

SPGTX — Symmetry Panoramic Tax-Managed Global Equity Fund

USD — U.S. Dollar

VOL — Volatility

The following table summarizes the inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$89,822,462	$–	$–	$89,822,462
Short-Term Investment	1,751,018	–	–	1,751,018
Total Investments in Securities	$91,573,480	$–	$–	$91,573,480

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Return Swap^
Unrealized Appreciation	$–	$254,487	$–	$254,487
Total Other Financial Instruments	$–	$254,487	$–	$254,487

^	Swap contracts are valued at the unrealized appreciation on the instrument

Amounts designated as “–” are $0.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2

SYMMETRY PANORAMIC US FIXED INCOME FUND

NOVEMBER 30, 2020

(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.0%
	Shares	Value
FIXED INCOME FUNDS — 99.0%
iShares Core 1-5 Year USD Bond ETF, Cl 5	632,290	$32,651,456
Vanguard Short-Term Bond Index Fund, Cl Admiral Shares (A)	9,176,084	99,744,037
Vanguard Total Bond Market Index Fund, Cl Admiral Shares (A)	9,664,541	112,495,254
Total Registered Investment Companies
(Cost $227,561,613)		244,890,747
SHORT-TERM INVESTMENT — 1.0%

DWS Government Money Market Series, Institutional Shares, 0.030% (B)
(Cost $2,373,935)	2,373,935	2,373,935
Total Investments — 100.0%
(Cost $229,935,548)		$247,264,682

Percentages are based on Net Assets of $247,294,303.

(A)	Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
(B)	The rate reported is the 7-day effective yield as of November 30, 2020.

Cl — Class

ETF — Exchange-Traded Fund

USD — U.S. Dollar

As of November 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND

NOVEMBER 30, 2020

(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 97.7%
	Shares	Value
MUNICIPAL BOND FUNDS — 97.7%
DFA Intermediate-Term Municipal Bond Portfolio, Cl I	659,453	$7,003,390
DFA Short-1 Term Municipal Bond Portfolio, Cl I (A)	1,604,329	16,348,110
iShares National Muni Bond ETF	12,279	1,434,064
iShares Short-Term National Muni Bond ETF	25,825	2,787,809
Total Registered Investment Companies
(Cost $27,321,848)		27,573,373
SHORT-TERM INVESTMENT — 2.2%

DWS Government Money Market Series, Institutional Shares, 0.030% (B)
(Cost $635,549)	635,549	635,549
Total Investments — 99.9%
(Cost $27,957,397)		$28,208,922

Percentages are based on Net Assets of $28,223,340.

(A)	Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
(B)	The rate reported is the 7-day effective yield as of November 30, 2020.

Cl — Class

ETF — Exchange-Traded Fund

As of November 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND

NOVEMBER 30, 2020

(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.8%
	Shares	Value
FIXED INCOME FUNDS — 98.8%
DFA Five-Year Global Fixed Income Portfolio, Cl I	2,433,867	$26,504,808
Vanguard Total Bond Market Index Fund, Cl Admiral Shares (A)	16,203,515	188,608,918
Vanguard Total International Bond Index Fund, Cl Admiral Shares (A)	4,813,965	168,729,476
Total Registered Investment Companies
(Cost $354,209,030)		383,843,202
SHORT-TERM INVESTMENT — 1.1%

DWS Government Money Market Series, Institutional Shares, 0.030% (B)
(Cost $4,157,050)	4,157,050	4,157,050
Total Investments — 99.9%
(Cost $358,366,080)		$388,000,252

Percentages are based on Net Assets of $388,240,664.

(A)	Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
(B)	The rate reported is the 7-day effective yield as of November 30, 2020.

Cl — Class

As of November 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1

SYMMETRY PANORAMIC ALTERNATIVES FUND

NOVEMBER 30, 2020

(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.7%
	Shares	Value
EQUITY FUNDS — 98.7%
AQR Alternative Risk Premia Fund, Cl R6	45,031	$316,568
AQR Diversified Arbitrage Fund, Cl R6 (A)	62,742	679,496
AQR Managed Futures Strategy Fund, Cl R6	40,170	322,167
Total Registered Investment Companies
(Cost $1,303,167)		1,318,231
SHORT-TERM INVESTMENT — 1.0%

DWS Government Money Market Series, Institutional Shares, 0.030% (B)
(Cost $13,168)	13,168	13,168
Total Investments — 99.7%
(Cost $1,316,335)		$1,331,399

Percentages are based on Net Assets of $1,335,109.

(A)	Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
(B)	The rate reported is the 7-day effective yield as of November 30, 2020.

Cl — Class

As of November 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1